As filed with the Securities and Exchange Commission on October 28, 2011

1933 Act Registration No. 33-37928; 1940 Act Registration No. 811-6259

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 34	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 35	[X]

STRATUS FUND, INC.

(Exact Name of Registrant as Specified in Charter)

P.O. Box 82535
Lincoln, Nebraska  68501-2535

(Address of Principal Executive Offices)

(888) 769-2362

(Registrant’s Telephone Number, including Area Code)

Jon C. Gross

Stratus Fund, Inc.

P.O. Box 82535

Lincoln, Nebraska  68501-2535

(Name and Address of Agent for Service)

Copies of all communications to:

Thomas H. Duncan

Ballard Spahr LLP

1225 17th Street, Suite 2300

Denver, Colorado 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[   ] on (date) pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(i)

[   ] on (date) pursuant to paragraph (a)(i)

[   ] 75 days after filing pursuant to paragraph (a)(ii)

[   ] on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Stratus Fund, Inc.

Retail Class A Shares

Prospectus

October 31, 2011

Government Securities Portfolio

ticker symbol- STGAX

Growth Portfolio

ticker symbol-  STWAX

Investment Adviser

Union Investment Advisors, Inc.

Page

Fund Summary – Stratus Government Securities Portfolio

1

Fund Summary – Stratus Growth Portfolio

5

More Information About Investment Objectives and Strategies

9

More Information About Risk

11

Each Portfolio’s Other Investments

12

Disclosures of Portfolio Holdings Policy

13

Shareholder Information

13

Fund Distribution

17

Dividends and Capital Gains Distributions

18

Tax Consequences

18

Fund Management

19

Financial Highlights

20

Fund Summary – Stratus Government Securities Portfolio

Investment Objective

The Government Securities Portfolio seeks a high total return consistent with the preservation of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Securities Portfolio:

Shareholder Fees  (fees paid directly from your investment)

Maximum Sales Charge (Load)	3.00%
Imposed on Purchases (as a % of the offering price)
Maximum Deferred Sales Charge	None
Maximum Sales Charge (Load)
Imposed on Reinvested
Dividends and Other Distributions	None
Redemption Fee	None
Exchange Fee	*

*  If, within 6 months of their acquisition, you exchange shares of a Portfolio for shares of another Portfolio with a higher sales charge, you will pay the difference between the sales charges in connection with the exchange.

.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of your investment)

Management Fees	0.50%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.95%(1)

(1)    The total annual portfolio operating expenses described in this table do not correlate to the ratio of expenses to average net assets given the Financial Highlights for the Government Securities Portfolio appearing in this prospectus, which reflects the operating expenses of the Portfolio and does not  include acquired fund fees and expenses.

Example

The following Example is intended to help you compare the cost of an investment in the Government Securities Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$391	$579	$782	$1,368

Portfolio Turnover

The Government Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was  6.96% of the average value of the Portfolio.

Principal Investment Strategies

The principal investment strategies for the Government Securities Portfolio include:

•

Investing at least 80% of the Portfolio’s assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

•

Investing the remainder of the Portfolio’s assets in marketable debt obligations rated within one of the four highest debt rating categories, obligations of commercial banks, repurchase agreements and money market instruments.

•

Selecting securities that will provide a high total return consistent with the Portfolio’s investment objective, taking into consideration both current income and the potential for appreciation of value.  This may result in the Portfolio concentrating its investments in certain types of U.S. government securities, such as mortgage-backed securities issued or guaranteed by government agencies such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

•

Normally maintaining an average dollar weighted maturity of between three and ten years.

•

Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Principal Investment Risks

The Government Securities Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:

•

Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.

•

Prepayment Risk.  If during periods of falling interest rates an issuer of a debt security held by the Portfolio repays a higher yielding bond before its maturity date, the Portfolio will reinvest these unanticipated proceeds at lower rates.  As a result the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates.

•

Issuer-Specific Risk. The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole.  Debt obligations rated within the lowest of the four highest debt rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weaker capacity of the issuer to make principal and interest payments than would be the case with higher rated securities.  If after acquisition by the Portfolio, a change in the credit quality of a debt security causes the security to fall below investment grade, the investment adviser will consider selling the security if the sale will not have an adverse effect on the Portfolio.

•

Credit Risk.  If the issuer of a debt security fails to pay interest or principal in a timely manner, the Portfolio’s return will be lower.

•

U.S. Government Agency Securities.  The Government Securities Portfolio invests in securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, including the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal Home Loan Banks (“FHLBs”) and the Federal Farm Credit Bank (“FFCB”).  U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the credit of the agency or instrumentality issuing or guaranteeing the security.  Securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. Treasury.  Obligations of the FHLBs, FFCB, Fannie Mae and Freddie Mac are backed by the credit of the agency or instrumentality issuing the obligation.  In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency to manage their daily operations.  The U.S. Government may not provide support for obligations of its agencies or instrumentalities if not obligated by law to do so.

•

Mortgage-Backed Securities.  The Government Securities Portfolio invests in securities that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac that are backed by pools of mortgage loans.  Mortgage-backed securities are based upon different types of mortgage loans, and may include “sub-prime,” “alt-A” or other types of loans that carry greater repayment risks.  Since mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac are not registered under the Securities Act of 1933, information about such securities may not be as readily available as for registered securities.  Only those mortgage-backed securities that are issued by Ginnie Mae are backed by the full faith and credit of the U.S. Treasury.  During periods of declining interest rates, prepayment of the mortgages underlying the securities can be expected to accelerate, shortening the estimated average life of the security, while increasing interest rates could extend the estimated average life of the securities.  Because of the unpredictable payment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.  If the Portfolio purchases a mortgage-backed security at a premium, it may experience a loss if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments of the underlying mortgage loans.

•

Credit Quality.  The Government Securities Portfolio may invest up to 20% of its assets in debt obligations rated in one of the top four rating categories by nationally recognized rating organizations such as Moody’s or Standard & Poor’s.  Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner.  They do not reflect any judgment of market risk and are not a recommendation to purchase, sell or hold securities.  Conflicts of interest can arise in the securities rating process since issuers or underwriters make payments to the rating agencies to determine the credit ratings for securities they issue or underwrite.  Downgrades in ratings of securities held by the Government Securities Portfolio may adversely affect the price of those securities.

•

Income Risk.  Falling interest rates will cause the Portfolio’s income to decline.

When you sell shares of the Portfolio, they could be worth less than what you paid for them.  An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following information provides some indication of the risk of investing in the Government Securities Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5, and 10 years compared with those of a broad measure of market performance.  Returns are based on past results (before and after taxes) and are not an indication of future performance.  Sales charges are not included in the calculation of the returns shown in the bar chart below, and if they were included, the returns would be less than those shown.

Calendar Year Total Returns

During the periods shown in the chart for the Government Securities Portfolio, the highest return for a quarter was 3.89% (quarter ending December 31, 2008) and the lowest return for a quarter was –1.37% (quarter ending June 30, 2004.

The year-to-date return as of June 30,  2011 for the Government Securities Portfolio was 2.16% .

Average Annual Total Returns
(For the periods ended December 31, 2010 )

	1 Year	5 Years	10 years

Return before Taxes	4.35%	4.85%	4.10%

Return after Taxes on Distributions	3.39%	3.70%	2.85%

Return after Taxes on Distributions
and Sale of Portfolio Shares	2.89%	3.17%	2.46%

Merrill Lynch Inter-Term Index
(reflects no deduction for fees, expenses or taxes)	5.22%	5.43%	4.96%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser and Portfolio Management

Union Investment Advisors, Inc. (“UIA”) serves as investment adviser to the Government Securities Portfolio.  Mark E. Portz, CFA, manages the Portfolio.  Mr. Portz is President of UIA and has been responsible for management of the Portfolio since 2001.

How to Purchase and Sell Fund Shares

You may purchase, redeem or exchange Portfolio shares on any business day through the Portfolio’s distributor or through a broker-dealer, bank or other financial intermediary.

The minimum initial investment for shares of the Government Securities Portfolio is $1,000.

Tax Information

The Government Securities Portfolio intends to make distributions that may be taxable as ordinary income or capital gains.

Fund Summary – Stratus Growth Portfolio

Investment Objective

The Growth Portfolio seeks capital appreciation and income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Portfolio:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	4.50%
Maximum Deferred Sales Charge	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee	None
Exchange Fee	*

*  If, within 6 months of their acquisition, you exchange shares of a Portfolio for shares of another
   Portfolio with a higher sales charge, you will pay the difference between the sales charges in connection with the exchange

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)

Management Fees	0.75%
Other Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.18%

Example

The following Example is intended to help you compare the cost of an investment in the Growth Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$563	$790	$1,036	$1,736

Portfolio Turnover

The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was 29.56% of the average value of the Portfolio.

Principal Investment Strategies

The principal investment strategies for the Growth Portfolio include:

•

Investing primarily in a diversified portfolio of common stocks.

•

Selecting equity securities, the majority of which pay dividends.

•

Investing in medium and large capitalization companies.

•

Investing in companies the Adviser believes will have earnings that grow faster than inflation and faster than the economy in general and whose securities are attractively priced.   The Adviser’s strategies may involve active trading in the Portfolio’s securities and may result in a higher portfolio turnover rate.

•

Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Principal Investment Risks

The Growth Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:

•

Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.  Different parts of the market can react differently to these developments.

•

Issuer-Specific Risks.  The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole.

•

Growth Investing.  Growth stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When you sell your shares of the Portfolio, they could be worth less than what you paid for them.  An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following information provides some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared with those of a broad measure of market performance.  Returns are based on past results (before and after taxes) and are not an indication of future performance.  Sales charges are not included in the calculation of the returns shown in the bar chart below, and if they were included, the returns would be less than those shown.

Calendar Year Total Returns

During the periods shown in the chart for the Growth Portfolio, the highest return for a quarter was 13.76% (quarter ending September 30, 2009) and the lowest return for a quarter was –20.39% (quarter ending December 31, 2008).

The year-to-date return as of June 30, 2011 for the Growth Portfolio was  4.44%.

Average Annual Total Returns
(For the periods ended December 31, 2010 )

	1 Year	5 Years	10 Years
Return before Taxes	9.77%	0.74%	0.89%
Return after Taxes on Distributions	9.55%	0.18%	0.60%
Return after Taxes on Distributions and Sale of Portfolio Shares	8.12%	0.15%	0.51%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser and Portfolio Management

UIA serves as investment adviser to the Growth Portfolio.  Ryan Sailer, CFA, manages the Portfolio.  Mr. Sailer is an Investment Officer of UIA and has been responsible for management of the Growth Portfolio since 2007.

How to Purchase and Sell Fund Shares

You may purchase, redeem or exchange Portfolio shares on any business day through the Portfolio’s distributor or through a broker-dealer, bank or other financial intermediary.

The minimum initial investment for shares of the Growth Portfolio is $1,000.

Tax Information

The Growth Portfolio intends to make distributions that may be taxable as ordinary income or capital gains.

More Information About Investment Objectives and Strategies

Government Securities Portfolio

Investment Objective

The investment objective of the Government Securities Portfolio is to provide a high total return consistent with the preservation of capital.

Implementation of Investment Objective

To achieve its investment objective, the Government Securities Portfolio will invest at least 80% of its total assets in securities issued or guaranteed by the U. S. Government, its agencies or its instrumentalities.  U.S. Government and agency bonds represent loans by investors to the U.S. Treasury Department or a wide variety of government agencies or instrumentalities.  Securities issued by most U.S. Government entities are neither guaranteed by U.S. Treasury nor backed by the full faith and credit of the U.S. Government.  These entities include, among others, the Federal Home Loan Banks, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation.  Securities issued by the U.S. Treasury and a small number of U.S. Government agencies, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Government.

The Portfolio will invest its remaining assets in the following securities:

•

Domestic issues of marketable debt obligations that are rated at the time of purchase within the four highest debt rating categories established by Moody’s or S&P or are determined by the Adviser to be of a comparable quality at the time of purchase.

•

Obligations of commercial banks, including negotiable certificates of deposit and banker’s acceptances.

•

Repurchase agreements on securities issued or guaranteed by the U.S. Government.

•

Money market instruments.

To achieve its investment objective, the Portfolio normally purchases securities with a view to holding them rather than selling them to achieve short-term trading profits.  However, the Portfolio may sell any security at any time without regard to the length of time it has been held if the Adviser believes general economic, industry or securities market conditions warrant selling the security.  In selecting debt securities for the Portfolio that are not government securities, the Adviser will utilize a fundamental analysis of the issuer’s financial condition and operations, including an analysis of products and services, competition, management and research and development activities.  These issuers generally will have a debt to capital ratio of less than 60% and have market capitalization in excess of $500,000,000.

The Adviser may engage in active trading of securities held by the Government Securities Portfolio.  Frequent trading of portfolio securities increases the expenses of the Portfolio as a consequence of trading costs and can result in distributions of gains to shareholders that are subject to tax.

The Portfolio is not a money market fund.  The value of an investment in the Portfolio will fluctuate daily as the value of the Portfolio’s assets change.  The average dollar-weighted maturity of the Portfolio’s investments in debt instruments will normally be between three and ten years.

Fundamental Investment Policies

The investment objective of the Government Securities Portfolio, and its principal investment strategy of investing at least 80% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are both fundamental policies that may not be changed without shareholder approval.  Additional fundamental policies applicable to the Government Securities Portfolio are described in the Statement of Additional Information.

Growth Portfolio

Investment Objective

The investment objective of the Growth Portfolio is capital appreciation and income.

Implementation of Investment Objective

To achieve its investment objective, the Growth Portfolio will invest at least 65% of its total assets in a diversified portfolio of common stocks.  The remaining assets (up to 35% of the Portfolio) may be invested in U.S. Government securities and money market instruments.

The Growth Portfolio invests principally in medium and large capitalization companies having a market capitalization greater than $1 billion.  The Growth Portfolio seeks to identify and invest in companies whose earnings the Adviser believes will grow faster than inflation and faster than the economy in general and whose growth the Adviser believes has not yet been fully reflected in the market price of the company’s shares.  The Adviser also seeks to invest in securities it believes will outperform the Standard and Poor’s Equity Index on a risk adjusted basis.  To provide current income, the Adviser may select securities for the Portfolio issued by companies that have a history of paying regular dividends.

When selecting securities for the Growth Portfolio, the Adviser relies on a company-by-company analysis and a broader analysis of industry or economic sector trends and takes into consideration the quality of a company’s management, the existence of a leading or dominant position in a major product line or market and the soundness of the company’s financial position.  Once the Adviser identifies a possible investment, a number of valuation measures are applied to determine the relative attractiveness of each company and select those companies whose shares are most attractively priced.

Depending on market conditions, multi-national companies based in foreign countries may represent more attractive investment opportunities compared to their domestic counterparts.  From time to time, the Growth Portfolio may invest in foreign companies whose shares trade on a domestic exchange as American Depository Receipts (ADRs).  No more than 10% of the assets of the Growth Portfolio will be invested in ADRs at any give time.

The Adviser may engage in active trading of securities held by the Growth Portfolio.   Frequent trading of portfolio securities increases the expenses of the Portfolio as a consequence of trading costs and can result in distributions of gains to shareholders that are subject to tax.

Fundamental Investment Policies

The investment objective of the Growth Portfolio is a fundamental policy that may not be changed without shareholder approval.  Additional fundamental policies applicable to the Growth Portfolio are described in the Statement of Additional Information.

More Information About Risk

Many factors affect a Portfolio’s performance.  The price of a Portfolio’s shares will change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments.  A Portfolio’s reaction to these developments will be affected by the types and maturities of the securities in which the Portfolio invests, the financial condition, industry and economic sector, and geographic location of an issuer, as well as the Portfolio’s level of investment in the securities of that issuer.  When you sell your shares of a Portfolio, they could be worth less than what you paid for them.  In addition, the following factors may significantly affect a Portfolio’s performance.

Interest Rate Changes

Government Securities Portfolio

Debt securities have varying levels of sensitivity to changes in interest rates.  Generally, the price of a debt security can fall when interest rates rise and vice-versa.  Securities with longer maturities tend to be more sensitive to interest rate changes and are generally more volatile, so the average maturity or duration of these securities affects risk.

Prepayment Risk

Government Securities Portfolio

Many types of debt securities are subject to prepayment risk.  Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity.  During periods of falling interest rates, the issuer may repay debt obligations with high interest rates prior to maturity.  This may cause a Portfolio’s average weighted maturity to fluctuate, and may require a Portfolio to invest the resulting proceeds at lower interest rates.

Credit Risk

Government Securities Portfolio

Credit risk is the risk that an issuer will be unable to make timely payments of either principal or interest.  If this occurs, the Portfolio’s return could be lower.

U.S. Government Securities Risk

Government Securities Portfolio

Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued or guaranteed by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Stock Market Volatility

Growth Portfolio

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.  In the short term, equity prices can fluctuate dramatically in response to these factors.  Political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Issuer-Specific Risk

Growth Portfolio

Government Securities Portfolio

Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the value of an issuer’s securities.  The value of securities of smaller, less well-known companies can be more volatile than that of larger companies.

Growth Investing

Growth Portfolio

Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.  Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks.  As a result, growth stocks tend to be more sensitive to changes in their earnings and more volatile than other types of stocks.

Each Portfolio’s Other Investments

In addition to the principal investments and strategies described in this prospectus, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices.  These non-principal investments and strategies are described in our Statement of Additional Information.  Of course, we cannot guarantee that any Portfolio will achieve its investment goal.

The investments and strategies described in this prospectus are those used under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in fixed income securities, money market instruments and other securities that would not ordinarily be consistent with the Portfolio’s objectives.  The Portfolios may not achieve their investment objectives while pursuing these defensive strategies.

Disclosures of Portfolio Holdings Policy

It is the policy of Stratus Fund Inc. to protect the confidentiality of its investment portfolios and prevent the selective disclosure of nonpublic information about Portfolio holdings.  A description of the Portfolio’s policies on disclosure of Portfolio holdings is included in our Statement of Additional Information.

Shareholder Information

Buying Shares

Nelnet Capital, LLC (“Nelnet Capital”), acts as the principal distributor of the Fund’s shares.  You may purchase a share at an offering price that is the sum of the net asset value of the share next determined after your purchase order is placed plus the applicable sales charge.  You may purchase shares from registered representatives of Nelnet Capital and from certain other broker-dealers and financial institutions who have sales agreements with Nelnet Capital.  Such financial institutions may charge you a fee for this service in addition to the Portfolio’s public offering price.

You may purchase shares of each Portfolio on days on which the New York Stock Exchange (“NYSE”) is open for business.  When the NYSE is closed, both Portfolios are closed.  You must place your order with Nelnet Capital, or any other registered representative or broker-dealer acting as agent for the Fund, prior to 4:00 p.m. Eastern time on any business day for the order to be accepted on that business day and priced at net asset value next determined.

You will receive written confirmation of your purchases.  Stock certificates will not be issued in order to facilitate redemptions and exchanges between the Portfolios.  Nelnet Capital reserves the right to reject any purchase order.  An investment in a Portfolio is not a deposit in Union Bank and Trust Company and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the U.S. Government or by any other agency or instrumentality of the U.S. Government.

Minimum Investments

Except as provided under the Automatic Investment Plan, we require a minimum initial aggregate investment of $1,000, unless waived by the Distributor, Nelnet Capital.

Selling Shares

You may redeem shares of the Portfolios, in any amount, on any business day at their net asset value next determined after your sale order is placed.  To redeem shares of the Portfolios, you may make a redemption request through your Nelnet Capital investment executive or other broker-dealer.  A redemption request may be made in writing if accompanied by the following:

1.

a letter of instruction or stock assignment specifying the number or dollar value of shares to be redeemed, signed by all the owners of the shares in the exact names in which they appear on the account, or by an authorized officer of a corporate shareholder indicating the capacity in which such officer is signing;

2.

a guarantee of the signature of each owner by an eligible institution which is a participant in the Securities Transfer Agent Medallion Program which includes many U.S. commercial banks and members of recognized securities exchanges; and

3.

other supporting legal documents, if required by applicable law, in the case of estates, trusts, guardianships, custodianships, corporations and pension and profit-sharing plans.

Payment of Redemption Proceeds

Normally, the Fund will make payment for all shares redeemed within seven days following receipt of a redemption request.  However, payment may be postponed or the right of redemption suspended for more than seven days under unusual circumstances, such as when trading is not taking place on the New York Stock Exchange.  The Fund may also delay payment of redemption proceeds until the check used to purchase the shares to be redeemed has cleared the banking system, which may take up to 15 days from the purchase date.  You may request that the Fund transmit redemption proceeds by Federal Funds bank wire to a bank account designated on your account application form, provided the bank wire redemptions are in the amounts of $500 or more and you have provided all requisite account information to the Fund.

Involuntary Redemption

The Fund reserves the right to redeem the shares in your account at any time if the net asset value of your account falls below $500 as the result of a redemption or transfer request.  You will be notified in writing that the value of your account is less than $500 and you will be allowed 30 days to make additional investments before the redemption is processed.

Exchanging Shares

Once payment for shares has been received (i.e., an account has been established), you may exchange some or all of your shares for Retail Class A shares of other Portfolios of the Fund.

Exchanges are made at net asset value next determined after receipt of the exchange order plus any applicable sales charge.  No additional sales charge will be imposed in connection with an exchange of shares of a Portfolio for shares of another Portfolio if the exchange occurs more than 6 months after the purchase of the Portfolio shares disposed of in the exchange.  If, within 6 months of their acquisition, you exchange shares of a Portfolio for shares of another Portfolio with a higher sales charge, you will pay the difference between the sales charges in connection with the exchange.  No refund of a sales charge will be made if shares of a Portfolio are exchanged for shares of another Portfolio that imposes a lower sales charge.

If you buy shares of a Portfolio and receive a sales charge waiver, you will be deemed to have paid the sales charge for purposes of this exchange privilege.  In calculating any sales charge payable on an exchange, we will assume that the first shares exchanged are those on which a sales charge has already been paid.  Sales charge waivers may also be available under certain circumstances, as described in this Prospectus.  The Fund reserves the right to change the terms and conditions of the exchange privilege, or to terminate the exchange privilege, upon sixty days’ notice.

You should contact Nelnet Capital for instructions on how to exchange shares.  Exchanges will be made only after Nelnet Capital receives proper instructions in writing or by telephone for an established account.  If Nelnet Capital receives an exchange request in good order by 4:00 p.m. Eastern time on any business day, the exchange will be effective on that day.  To make an exchange you must have received a current prospectus of the Portfolio into which the exchange is being made before the exchange will be effected.

Each exchange of the shares of a Portfolio for the shares of another Portfolio is actually a sale of shares of one Portfolio and a purchase of shares in the other, which may produce a gain or loss for tax purposes.  In order to protect the Portfolio’s performance and its shareholders, the Fund discourages frequent exchange activity in response to short-term market fluctuations.  The Fund reserves the right to modify or withdraw the exchange privilege or to suspend the offering of shares in any class without notice to you if, in the Adviser’s judgment, the Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.  The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange.

Limitations on Frequent Purchases, Redemptions and Exchanges

The Fund offers investors the ability to purchase and sell shares at any time and to switch their investments among Portfolios if their investment needs change.  However, frequent purchases, redemptions and exchanges of Portfolio shares may interfere with the Adviser’s ability to manage the Portfolio’s investments efficiently, increase the Portfolio’s transaction and administration costs and undermine the Portfolio’s performance, depending on various factors including the amount of Portfolio assets the Adviser maintains in cash or cash equivalents, the aggregate dollar amount and the frequency of trades.  If large dollar amounts are involved in exchange and redemption transactions, the Portfolio might be required to sell Portfolio securities at unfavorable times to meet redemption or exchange requests, and the Portfolio’s brokerage or administrative expenses might increase.

To address these concerns, the Fund’s board of directors adopted certain policies and procedures to detect and prevent frequent and excessive exchanges, and purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change (the “Market Timing Policy”).  We cannot guarantee that the Market Timing Policy will be sufficient to identify and deter excessive short-term trading.

The Fund has committed staff to review selectively on a periodic basis recent trading activity that may be contrary to the Fund’s market timing policy and has solicited cooperation from its financial intermediaries to assist the Fund in identifying market timing activity.  The Fund discourages short-term or frequent purchases and redemptions of Portfolio shares and will not enter into agreements permitting market timing.  If information regarding an investor’s trading activity in a Portfolio is brought to the attention of the Fund, the Adviser or Nelnet Capital and if, based on that information, the Fund, the Adviser or Nelnet Capital in its sole discretion concludes that the investor’s trading activity may be detrimental to the Portfolio as described in the Fund’s Market Timing Policy, the Fund without prior notice may reject, restrict or cancel individual transactions, or may temporarily or permanently bar future purchases into the Fund by that investor.

An investor is subject to this Market Timing Policy, whether a direct shareholder of the Fund or investing indirectly in the Fund through a financial intermediary (such as a broker-dealer, a bank, trust company, an insurance company separate account, an investment advisor or an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan) that maintains an Omnibus Account with the Fund for trading on behalf of its customers.

While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Policy with respect to customers of financial intermediaries.  For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Omnibus Accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers.  More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Policy.

Valuing Shares

A Portfolio’s net asset value per share (NAV) is the value of a single Portfolio share.  The Portfolios determine their NAV on each day the New York Stock Exchange is open for business.  The New York Stock Exchange is closed on all National Holidays and Good Friday.  The calculation is made as of the close of business of the New York Stock Exchange (currently 4:00 p.m., Eastern time) after the Portfolios have declared any applicable dividends.

The NAV for each of the Portfolios is determined by dividing the value of the securities owned by the Portfolio plus any cash and other assets less all liabilities by the number of Portfolio shares outstanding.

Net Asset Value =

     Total Assets – Liabilities__

Number of Shares Outstanding

For the purposes of determining the aggregate net assets of the Portfolios, cash and receivables are valued at their face amounts.  Interest is recorded as accrued and dividends are recorded on the ex-dividend date.  Securities traded on a national securities exchange or on the Nasdaq Stock Market are valued at the last reported sale price prior to the time at which they are valued.  Securities traded on a national securities exchange or on the Nasdaq Stock Market for which there were no sales on that day, and securities traded on other over-the-counter markets for which market quotations are not readily available, are valued based on prices obtained from one or more brokerage firms.  Debt securities held by the Portfolios are valued using market quotations.  Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Board of Directors.  The Portfolios utilize a pricing service, bank or broker-dealer experienced in such matters to perform any of the above-described functions.

The Board of Directors has adopted valuation procedures for the Portfolios and has delegated the day-to-day responsibility for fair value determinations to Adminisystems, Inc., as administrator for Stratus Fund, Inc.  Fair value determinations by the administrator are subject to review by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the administrator monitors the information it receives in the ordinary course of its management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Portfolio.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a securities market closes early because of a natural disaster).

If, after the close of the principal market on which a security held by Portfolio is traded and before the time as of which the Portfolio’s net asset values are calculated that day, a significant event occurs that the administrator learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the administrator will use its best judgment to determine a fair value for that security.

Fund Distribution

Sales Charges

Your purchase of shares of the Portfolios is subject to a sales charge which varies depending on the size of your purchase.  The following table shows the regular sales charges on Portfolio shares sold to a single purchaser.

Government Securities Portfolio

Amount of Purchase	Sales Charge as a percent of Offering Price	Sales Charge as a Percentage of Net Amount Invested

less than $50,000	3.00%	3.10%
$50,000 but less than $100,000	2.50%	2.60%
$100,000 but less than $250,000	1.50%	1.50%
$250,000 and over	0.00%	0.00%

Growth Portfolio

Amount of Purchase	Sales Charge as a percent of Offering Price	Sales Charge as a Percentage of Net Amount Invested

less than $50,000	4.50%	4.70%
$50,000 but less than $100,000	3.50%	3.60%
$100,000 but less than $250,000	2.50%	2.60%
$250,000 and over	0.00%	0.00%

Information on sales charges on purchases of shares of the Portfolios is not available on the internet because the Fund does not have an internet website.

Reduction of Sales Charge: Right of Accumulation.

In calculating the sales charge rates applicable to current purchases of shares of a Portfolio you are entitled to combine current purchases with the current market value of previously purchased shares of the Portfolio.  The right of accumulation will be available only if you notify the Distributor in writing at the time of purchase of your prior purchase of Portfolio shares.

Reinstatement Privilege

If you have redeemed shares of the Portfolio you have a one-time right to reinvest the redemption proceeds in shares of the Portfolio without the imposition of a sales charge at the time of reinvestment.  Reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds.  Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a “wash sale” and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes.  You must notify the Distributor at the time your trade is placed that the transaction is a reinvestment.

Sales Charge Waivers

No sales charge is imposed on shares of the Portfolios

•

issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party,

•

sold to Union Bank and Trust Company acting in its capacity as trustee for trust, employee benefit and managed agency accounts in which external account fees are charged for services rendered.

Dividends and Capital Gains Distributions

Each Portfolio will distribute any income as follows:

Government Securities Portfolio – dividends may be declared and paid monthly

Growth Portfolio – dividends may be declared and paid annually

If you own Portfolio shares as of the record date of the distribution, you will be entitled to receive the distribution.  Each Portfolio makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash.  To receive payment in cash, you must notify your Nelnet Capital investment executive or other broker-dealer of your election.  The taxable status of income dividends and net capital gains distributions is not affected by whether they are reinvested or paid in cash.

Tax Consequences

The Portfolios will each be treated as separate entities for federal income tax purposes.  The Fund has operated the Portfolios in a manner that qualifies them as “regulated investment companies” as defined in the Internal Revenue Code.  Provided certain distribution requirements are met, the Portfolios will not be subject to federal income tax on their net investment income and net capital gains that they distribute to their shareholders.

Shareholders subject to federal income taxation will receive taxable dividend income or capital gains, as the case may be, from distributions, whether paid in cash or received in the form of additional shares.  Promptly after the end of each calendar year, each shareholder will receive a statement of the federal income tax status of all dividends and distributions paid during the year.  An exchange of the shares of one of the Portfolios for shares of the other

Portfolio will be treated as a sale of the shares of the first Portfolio and any gain on the transaction may be subject to federal income tax.

Shareholders of the Government Securities Portfolio may be able to exclude a portion of the dividends received from taxable income as exempt interest income under various state income tax rules.  The Government Securities Portfolio provides shareholders with the information necessary to enable them to make the determination as to whether any dividends received may be excluded from taxable income.  Shareholders should consult their tax advisers as to the extent and availability of these exclusions.

The Fund is subject to the backup withholding provisions of the Internal Revenue Code and is required to withhold income tax from dividends and redemptions paid to a shareholder if such shareholder fails to furnish the Fund with a taxpayer identification number or under certain other circumstances.  Accordingly, shareholders are urged to complete and return Form W-9 when requested to do so by the Fund.

This discussion is only a summary and relates solely to federal tax matters.  Dividends may also be subject to state and local taxation.  You are urged to consult with your personal tax advisers.

Fund Management

Investment Adviser

Union Investment Advisors, Inc., 6801 S. 27th, P.O. Box 82535, Lincoln, Nebraska 68501 serves as investment adviser to the Fund.  The Adviser provides the Portfolios with advice and assistance in the selection and disposition of the Portfolios’ investments and has been a registered investment adviser since 2001.

Pursuant to the terms of an investment advisory agreement, subject to the supervision and direction of the Board, Union Investment Advisors is responsible for managing each Portfolio in accordance with the Portfolio’s stated investment objective and policies.  Union Investment Advisors is responsible for providing investment advisory services as well as conducting a continual program of investment, valuation and, if appropriate, sale and reinvestment of the Portfolios’ assets.

Under the investment advisory agreement, Union Investment Advisors is entitled to investment advisory fees equal to the following percentage of each Portfolio’s average daily net assets on an annualized basis:

Portfolio	Investment Advisory Fee
Government Securities Portfolio	0.50%
Growth Portfolio	0.75%

A discussion regarding the basis for the board of directors approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders.

Portfolio Managers

Growth Portfolio

Ryan Sailer, CFA, is Investment Officer of Union Investment Advisors, has been affiliated with Union Investment Advisors since March 2007 and is Vice President at Union Bank & Trust.  He has been affiliated with Union Bank and Trust Company since 2002.  Mr. Sailer is responsible for management of the Growth Fund.  Prior to joining Union Bank, Mr. Sailer was a Research Analyst/Investment Strategist for Kirkpatrick Pettis.  Mr. Sailer earned a B.S. Degree in Business Administration from Creighton University and holds the Chartered Financial Analyst (CFA) professional designation.

Government Securities Portfolio

Mark E. Portz, CFA, is President of Union Investment Advisors and President of Nelnet Capital, LLC.  Mr. Portz is responsible for management of the Government Securities Portfolio.  He has been affiliated with Union Investment Advisors since May 2001 and Union Bank and Trust Company since 2000.  Prior to joining Union Bank and Trust Company, Mr. Portz was involved in capital market activities at BancOne Capital Markets and Alex Brown & Sons.  He earned a B.S. Degree in Business Administration from the University of Nebraska – Lincoln and holds the Chartered Financial Analyst (CFA) professional designation.

Further information about the Portfolio managers’ compensation, other accounts managed by the Portfolio managers and ownership of Portfolio securities by the Portfolio managers is included in our Statement of Additional Information.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each of the Portfolios for the past five fiscal years.  Certain information reflects financial results for a single Portfolio share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, are included in the annual report, which is available upon request.

FINANCIAL HIGHLIGHTS

Government Securities Portfolio - Retail Class Shares

Years ended June 30, 2011, 2010, 2009, 2008 and 2007

	2011	2010	2009	2008	2007
Net asset value:
Beginning of period	$ 10.58	$ 10.28	$ 10.02	$ 9.70	$ 9.61
Income from investment operations
Net investment income	0.29	0.30	0.29	0.37	0.35
Net realized and unrealized gain (loss) on investments	(0.01)	0.30	0.28	0.32	0.07
Total income (loss) from investment operations	0.28	0.60	0.57	0.69	0.42
Less distributions:
Dividends from net investment income	(0.29)	(0.30)	(0.31)	(0.37)	(0.33)
End of period(a)	$ 10.57	$ 10.58	$ 10.28	$ 10.02	$ 9.70

Total Return:(a)	2.65%	5.98%	5.76%	7.25%	4.62%

Ratios/Supplemental Data:
Net assets, end of period	$ 3,079	$ 3,303	$ 12,602	$ 12,021	$ 11,307
Ratio of expenses to average net assets	0.94%	0.92%	0.87%	0.88%	0.91%
Ratio of net income to average net assets	2.76%	2.88%	2.96%	3.76%	3.60%
Portfolio turnover rate	6.96%	18.44%	17.54%	22.14%	11.02%

Per share amounts calculated on average shares outstanding

(a)

Excludes maximum sales load of 3.0%

FINANCIAL HIGHLIGHTS

Growth Portfolio - Retail Class Shares

Years ended June 30, 2011, 2010, 2009, 2008 and 2007

	2011	2010	2009	2008	2007
Net asset value:
Beginning of period	$ 12.14	$ 11.05	$ 15.01	$ 17.82	$ 16.34
Income from investment operations:
Net investment income (loss)	0.11	0.08	0.11	0.10	0.07
Net realized and unrealized gain (loss) on investments	2.90	1.10	(3.85)	(1.44)	1.84
Total income (loss) from investment operations	3.01	1.18	(3.74)	(1.34)	1.91
Less distributions:
Dividends from net investment income	(0.08)	(0.09)	(0.14)	(0.08)	(0.05)
Distributions from capital gains	0.00	0.00	(0.08)	(1.39)	(0.38)
Total distributions	(0.08)	(0.09)	(0.22)	(1.47)	(0.43)
End of period(a)	$ 15.07	$ 12.14	$ 11.05	$ 15.01	$ 17.82

Total return:(a)	24.84%	10.57%	(24.85%)	(8.31%)	11.95%

Ratios/Supplemental Data:
Net assets, end of period	$ 197,390	$ 178,301	$ 224,791	$ 325,211	$ 471,466
Ratio of expenses to average net assets	1.18%	1.18%	1.16%	1.12%	1.15%
Ratio of net income (loss) to average net assets	0.73%	0.59%	0.97%	0.62%	0.39%
Portfolio turnover rate	29.56%	36.68%	23.09%	35.42%	41.50%

Per share amounts calculated on average shares outstanding

(a)

Excludes maximum sales load of 4.5%

Stratus Fund

Retail Class A Shares

You can obtain more information about each Portfolio without charge through the following:

Statement of Additional Information (SAI)

The SAI dated October 31, 2011, includes detailed information about the Stratus Fund Portfolios.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

Additional information about each Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders.  In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each Portfolio during its last fiscal year.  The reports also contain detailed financial information about the Portfolios.

To obtain more information:

The SAI and annual and semi-annual reports for the Portfolios are available, without charge, upon request.

By Telephone:

Call (888) 769-2362

By Mail:

Stratus Fund, Inc.

6811 S. 27th St.

PO Box 82535

Lincoln, Nebraska 68501-2535

You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about Stratus Fund, from the EDGAR database on the SEC’s website (http://www.sec.gov).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request sent to: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  The Fund does not maintain an Internet Web site.

SEC No. 811-6259

Stratus Fund, Inc.

Institutional Class Shares

Prospectus October 31, 2011

Government Securities Portfolio

ticker symbol - STGSX

Growth Portfolio

ticker symbol - STPGX

Investment Adviser
Union Investment Advisors, Inc.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Page

Fund Summary – Stratus Government Securities Portfolio

1

Fund Summary – Stratus Growth Portfolio

5

More Information About Investment Objectives and Strategies

7

More Information About Risk

9

Each Portfolio’s Other Investments

10

Disclosures of Portfolio Holdings Policy

11

Shareholder Information

11

Dividends and Capital Gains Distributions

14

Tax Consequences

14

Fund Management

15

Financial Highlights

15

Fund Summary – Stratus Government Securities Portfolio

Investment Objective

The Government Securities Portfolio seeks a high total return consistent with the preservation of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you hold shares of the Government Securities Portfolio.  You will not pay any sales charges in connection with the purchase of your shares.

    Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of your investment)

Management Fees	0.50%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.95%(1)

________________________

(1)

The total annual portfolio operating expenses described in this table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights for the Government Securities Portfolio appearing in this prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

    Example

The following Example is intended to help you compare the cost of an investment in the Government Securities Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$94	$294	$510	$1,132

Portfolio Turnover

The Government Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was  6.96% of the average value of the Portfolio.

Principal Investment Strategies

The principal investment strategies for the Government Securities Portfolio include:

•

Investing at least 80% of the Portfolio’s assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

•

Investing the remainder of the Portfolio’s assets in marketable debt obligations rated within one of the four highest debt rating categories, obligations of commercial banks, repurchase agreements and money market instruments.

•

Selecting securities that will provide a high total return consistent with the Portfolio’s investment objective, taking into consideration both current income and the potential for appreciation of value.  This may result in the Portfolio concentrating its investments in certain types of U.S. government securities, such as mortgage-backed securities issued or guaranteed by government agencies such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

•

Normally maintaining an average dollar weighted maturity of between three and ten years.

•

Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Principal Investment Risks

The Government Securities Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:

•

Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.

•

Prepayment Risk.  If during periods of falling interest rates an issuer of a debt security held by the Portfolio repays a higher yielding bond before its maturity date, the Portfolio will reinvest these unanticipated proceeds at lower rates.  As a result the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates.

•

Issuer-Specific Risk.   The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole.  Debt obligations rated within the lowest of the four highest debt rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weaker capacity of the issuer to make principal and interest payments than would be the case with higher rated securities.  If after acquisition by the Portfolio, a change in the credit quality of a debt security causes the security to fall below investment grade, the investment adviser will consider selling the security if the sale will not have an adverse effect on the Portfolio.

•

Credit Risk.  If the issuer of a debt security fails to pay interest or principal in a timely manner, the Portfolio’s return will be lower.

•

U.S. Government Agency Securities.  The Government Securities Portfolio invests in securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, including the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal Home Loan Banks (“FHLBs”) and the Federal Farm Credit Bank (“FFCB”).  U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.  Securities issued by Ginnie Mae are supported by the full faith and credit of the U.S. Treasury.  Obligations of the FHLBs, FFCB, Fannie Mae and Freddie Mac are backed by the credit of the agency or instrumentality issuing the obligation.  In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency to manage their daily operations.  The U.S. Government may not provide support for obligations of its agencies or instrumentalities if not obligated by law to do so.

•

Mortgage-Backed Securities.  The Government Securities Portfolio invests in securities that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac that are backed by pools of mortgage loans.  Mortgage-backed securities are based upon different types of mortgage loans, and may include “sub-prime,” “alt-A” or other types of loans that carry greater repayment risks.  Since mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac are not registered under the Securities Act of 1933, information about such securities may not be as readily available as for registered securities.  Only those mortgage-backed securities that are issued by Ginnie Mae are backed by the full faith and credit of the U.S. Treasury.  During periods of declining interest rates, prepayment of the mortgages underlying the securities can be expected to accelerate, shortening the estimated average life of the security, while increasing interest rates could extend the estimated average life of the securities.  Because of the unpredictable payment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.  If the Portfolio purchases a mortgage-backed security at a premium, it may experience a loss if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments of the underlying mortgage loans.

•

Credit Quality.  The Government Securities Portfolio may invest up to 20% of its assets in debt obligations rated in one of the top four rating categories by nationally recognized rating organizations such as Moody’s or Standard & Poor’s.  Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner.  They do not reflect any judgment of market risk and are not a recommendation to purchase, sell or hold securities.  Conflicts of interest can arise in the securities rating process since issuers or underwriters make payments to the rating agencies to determine the credit ratings for securities they issue or underwrite.  Downgrades in ratings of securities held by the Government Securities Portfolio may adversely affect the price of those securities.

•

Income Risk.  Falling interest rates will cause the Portfolio’s income to decline.

When you sell shares of the Portfolio, they could be worth less than what you paid for them.  An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following information provides some indication of the risk of investing in the Government Securities Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared to those of a broad measure of market performance.  Returns are based on past results (before and after taxes) and are not an indication of future performance.

Calendar Year Total Returns

During the periods shown in the chart for the Government Securities Portfolio, the highest return for a quarter was 3.89% (quarter ending December 31, 2008) and the lowest return for a quarter was -1.38% (quarter ending June 30, 2004).

The year-to-date return as of June 30,  2011 for the Government Securities Portfolio was 2.17% .

Average Annual Total Returns
(For the periods ended December 31, 2010 )

	1 Year	5 Years	10 Years
Return before Taxes	4.25%	4.83%	4.20%

Return after Taxes on Distributions	3.33%	3.68%	2.90%

Return after Taxes on Distributions and Sale of Portfolio Shares	2.83%	3.16%	2.51%

Merrill Lynch Intermediate Term Index (reflects no deduction for fees, expenses or taxes)	5.22%	5.43%	4.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser and Portfolio Management

Union Investment Advisors, Inc. (“UIA”) serves as investment adviser to the Government Securities Portfolio.  Mark E. Portz, CFA, manages the Portfolio.  Mr. Portz is President of UIA and has been responsible for management of the Portfolio since 2001.

How to Purchase and Sell Fund Shares

You may purchase, redeem or exchange Portfolio shares on any business day through the Portfolio’s distributor or through a broker-dealer, bank or other financial intermediary.

The minimum initial investment for shares of the Government Securities Portfolio is $250,000.

Tax Information

The Government Securities Portfolio intends to make distributions that may be taxable as ordinary income or capital gains.

Fund Summary – Stratus Growth Portfolio

Investment Objective

The Growth Portfolio seeks capital appreciation and income.

Fee and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you hold shares of the Growth Portfolio.  You will not pay any sales charges in connection with the purchase of your shares.

    Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)

Management Fees	0.75%
Other Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.18%

    Example

The following Example is intended to help you compare the cost of an investment in the Growth Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$637	$1,405

Portfolio Turnover

The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was  29.56% of the average value of the Portfolio.

Principal Investment Strategies

The principal investment strategies for the Growth Portfolio include:

•

Investing primarily in a diversified portfolio of common stocks.

•

Selecting equity securities, the majority of which pay dividends.

•

Investing in medium and large capitalization companies.

•

Investing in companies the Adviser believes will have earnings that grow faster than inflation and faster than the economy in general and whose securities are attractively priced.  The Adviser’s strategies may involve active trading in the Portfolio’s securities and may result in a higher portfolio turnover rate.

•

Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Principal Investment Risks

The Growth Portfolio is subject to the following principal investment risks, any one of which could cause you to lose money:

•

Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.  Different parts of the market can react differently to these developments.

•

Issuer-Specific Risks.  The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole.

•

Growth Investing.  Growth stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When you sell your shares of the Portfolio, they could be worth less than what you paid for them.  An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following information provides some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared with those of a broad measure of market performance.  Returns are based on past results (before and after taxes) and are not an indication of future performance.

Calendar Year Total Returns

During the periods shown in the chart for the Growth Portfolio, the highest return for a quarter was 13.76% (quarter ending September 30, 2009) and the lowest return for a quarter was -20.35% (quarter ending December 31, 2008).

The year-to-date return as of June 30, 2011 for Growth Portfolio was 4.37%.

Average Annual Total Returns

(For the periods ended December 31, 2010 )

	1 Year	5 Years	10 Years
Return before Taxes	9.79%	0.72%	0.95%

Return after Taxes on Distributions	9.58%	0.17%	0.67%

Return after Taxes on Distributions and Sales of Portfolio Shares	8.14%	0.14%	0.57%

S&P Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser and Portfolio Management

UIA serves as investment adviser to the Growth Portfolio.  Ryan Sailer, CFA, manages the Portfolio.  Mr. Sailer is an Investment Officer of UIA and has been responsible for management of the Portfolio since 2007.

How to Purchase and Sell Fund Shares

You may purchase, redeem or exchange Portfolio shares on any business day through the Portfolio’s distributor or through a broker-dealer, bank or other financial intermediary.

The minimum initial investment for shares of the Growth Portfolio is $250,000.

Tax Information

The Growth Portfolio intends to make distributions that may be taxable as ordinary income or capital gains.

More Information About Investment Objectives and Strategies

Government Securities Portfolio

Investment Objective

The investment objective of the Government Securities Portfolio is to provide a high total return consistent with the preservation of capital.

Implementation of Investment Objective

To achieve its investment objective, the Government Securities Portfolio will invest at least 80% of its total assets in securities issued or guaranteed by the U. S. Government, its agencies or its instrumentalities. U.S. Government and agency bonds represent loans by investors to the U.S. Treasury Department or a wide variety of government agencies or instrumentalities.  Securities issued by most U.S. Government entities are neither guaranteed by U.S. Treasury nor backed by the full faith and credit of the U.S. Government.  These entities include, among others, the Federal Home Loan Banks, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation.  Securities issued by the U.S. Treasury and a small number of U.S. Government agencies, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Government.

The Portfolio will invest its remaining assets in the following securities:

•

Domestic issues of marketable debt obligations that are rated at the time of purchase within the four highest debt rating categories established by Moody’s or S&P or are determined by the Adviser to be of a comparable quality at the time of purchase.

•

Obligations of commercial banks, including negotiable certificates of deposit and banker’s acceptances.

•

Repurchase agreements on securities issued or guaranteed by the U.S. Government.

•

Money market instruments.

To achieve its investment objective, the Portfolio normally purchases securities with a view to holding them rather than selling them to achieve short-term trading profits.  However, the Portfolio may sell any security at any time without regard to the length of time it has been held if the Adviser believes general economic, industry or securities market conditions warrant selling the security.  In selecting debt securities for the Portfolio that are not government securities, the Adviser will utilize a fundamental analysis of the issuer’s financial condition and operations, including an analysis of products and services, competition, management and research and development activities.  These issuers generally will have a debt to capital ratio of less than 60% and have market capitalization in excess of $500,000,000.

The Adviser may engage in active trading of securities held by the Government Securities Portfolio.   Frequent trading of portfolio securities increases the expenses of the Portfolio as a consequence of trading costs and can result in distributions of gains to shareholders that are subject to tax.

The Portfolio is not a money market fund.  The value of an investment in the Portfolio will fluctuate daily as the value of the Portfolio’s assets change.  The average dollar-weighted maturity of the Portfolio’s investments in debt instruments will normally be between three and ten years.

Fundamental Investment Policies

The investment objective of the Government Securities Portfolio, and its principal investment strategy of investing at least 80% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are both fundamental policies that may not be changed without shareholder approval.  Additional fundamental policies applicable to the Government Securities Portfolio are described in the Statement of Additional Information.

Growth Portfolio

Investment Objective

The investment objective of the Growth Portfolio is capital appreciation and income.

Implementation of Investment Objective

To achieve its investment objective, the Growth Portfolio will invest at least 65% of its total assets in a diversified portfolio of common stocks.  The remaining assets (up to 35% of the Portfolio) may be invested in U.S. Government securities, put and call options and money market instruments.

The Growth Portfolio invests principally in medium and large capitalization companies having a market capitalization greater than $1 billion.  The Growth Portfolio seeks to identify and invest in companies whose earnings the Adviser believes will grow faster than inflation and faster than the economy in general and whose growth the Adviser believes has not yet been fully reflected in the market price of the company’s shares.  The Adviser also seeks to invest in securities it believes will outperform the Standard and Poor’s Equity Index on a risk adjusted basis.  To provide current income, the Adviser may select securities for the Portfolio issued by companies that have a history of paying regular dividends.

When selecting securities for the Growth Portfolio, the Adviser relies on a company-by-company analysis and a broader analysis of industry or economic sector trends and takes into consideration the quality of a company’s management, the existence of a leading or dominant position in a major product line or market and the soundness of the company’s financial position.  Once the Adviser identifies a possible investment, a number of valuation measures are applied to determine the relative attractiveness of each company and select those companies whose shares are most attractively priced.

Depending on market conditions, multi-national companies based in foreign countries may represent more attractive investment opportunities compared to their domestic counterparts.  From time to time, the Growth Portfolio may invest in foreign companies whose shares trade on a domestic exchange as American Depository Receipts (ADRs).  No more than 10% of the assets of the Growth Portfolio will be invested in ADRs at any give time.

The Adviser may engage in active trading of securities held by the Growth Portfolio.    Frequent trading of portfolio securities increases the expenses of the Portfolio as a consequence of trading costs and can result in distributions of gains to shareholders that are subject to tax.

Fundamental Investment Policies

The investment objective of the Growth Portfolio is a fundamental policy that may not be changed without shareholder approval.  Additional fundamental policies applicable to the Growth Portfolio are described in the Statement of Additional Information.

More Information About Risk

Many factors affect a Portfolio’s performance.  The price of a Portfolio’s shares will change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments.  A Portfolio’s reaction to these developments will be affected by the types and maturities of the securities in which the Portfolio invests, the financial condition, industry and economic sector, and geographic location of an issuer, as well as the Portfolio’s level of investment in the securities of that issuer.  When you sell your shares of a Portfolio, they could be worth less than what you paid for them.  In addition, the following factors may significantly affect a Portfolio’s performance.

Interest Rate Changes

    Government Securities Portfolio

Debt securities have varying levels of sensitivity to changes in interest rates.  Generally, the price of a debt security can fall when interest rates rise and vice-versa.  Securities with longer maturities tend to be more sensitive to interest rate changes and are generally more volatile, so the average maturity or duration of these securities affects risk.

Prepayment Risk

    Government Securities Portfolio

Many types of debt securities are subject to prepayment risk.  Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity.  During periods of falling interest rates, the issuer may repay debt obligations with high interest rates prior to maturity.  This may cause a Portfolio’s average weighted maturity to fluctuate, and may require a Portfolio to invest the resulting proceeds at lower interest rates.

Credit Risk

    Government Securities Portfolio

Credit risk is the risk that an issuer will be unable to make timely payments of either principal or interest.   If this occurs, the Portfolio’s return could be lower.

U.S. Government Securities Risk

    Government Securities Portfolio

Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued or guaranteed by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Stock Market Volatility

    Growth Portfolio

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.  In the short term, equity prices can fluctuate dramatically in response to these factors.  Political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Issuer-Specific Risk

    Growth Portfolio
   Government Securities Portfolio

Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the value of an issuer’s securities.  The value of securities of smaller, less well-known companies can be more volatile than that of larger companies.

Growth Investing

    Growth Portfolio

Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks.  Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks.  As a result, growth stocks tend to be more sensitive to changes in their earnings and more volatile than other types of stocks.

Each Portfolio’s Other Investments

In addition to the principal investments and strategies described in this prospectus, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices.  These non-principal investments and strategies are described in our Statement of Additional Information.  Of course, we cannot guarantee that any Portfolio will achieve its investment goal.

The investments and strategies described in this prospectus are those used under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in fixed income securities, money market instruments and other securities that would not ordinarily be consistent with the Portfolio’s objectives.  The Portfolios may not achieve their investment objectives while pursuing these defensive strategies.

Disclosures of Portfolio Holdings Policy

It is the policy of Stratus Fund, Inc. to protect the confidentiality of its investment portfolios and prevent the selective disclosure of nonpublic information about Portfolio holdings.  A description of the Portfolio’s policies on disclosure of Portfolio holdings is included in our Statement of Additional Information.

Shareholder Information

Buying Shares

Nelnet Capital, LLC (“Nelnet Capital”), acts as the principal distributor of the Fund’s shares.  You may purchase shares at an offering price equal to the net asset value of the shares next determined after your purchase order is placed.  You may purchase shares from registered representatives of Nelnet Capital and from certain other broker-dealers and financial institutions who have sales agreements with Nelnet Capital.  Such financial institutions may charge you a fee for this service in addition to the Portfolio’s public offering price.

You may purchase shares of each Portfolio on days on which the New York Stock Exchange (“NYSE”) is open for business.  When the NYSE is closed, both Portfolios will be closed.  You must place your order with Nelnet Capital, or any other registered representative or broker-dealer acting as agent for the Fund, prior to 4:00 p.m. Eastern time on any business day for the order to be accepted on that business day and priced at net asset value next determined.

You will receive written confirmation of your purchases.  Stock certificates will not be issued in order to facilitate redemptions and exchanges between the Portfolios.  Nelnet Capital reserves the right to reject any purchase order.  An investment in a Portfolio is not a deposit in Union Bank and Trust Company and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the U.S. Government or by any other agency or instrumentality of the U.S. Government

Minimum Investments

We require a minimum initial aggregate investment of $250,000, unless waived by the Distributor, Nelnet Capital.

Selling Shares

You may redeem shares of the Portfolios, in any amount, on any business day at their net asset value next determined after your sale order is placed.  To redeem shares of the Portfolios, you may make a redemption request through your Nelnet Capital investment executive or other broker-dealer.  A redemption request may be made in writing if accompanied by the following:

  a letter of instruction or stock assignment specifying the number or dollar value of shares to be redeemed, signed by all the owners of the shares in the exact names in which they appear on the account, or by an authorized officer of a corporate shareholder indicating the capacity in which such officer is signing;
  a guarantee of the signature of each owner  by an eligible institution which is a participant in the Securities Transfer Agent Medallion Program which includes many U.S. commercial banks and members of recognized securities exchanges; and
  other supporting legal documents, if required by applicable law, in the case of estates, trusts, guardianships, custodianships, corporations and pension and profit-sharing plans.

Payment of Redemption Proceeds

Normally, the Fund will make payment for all shares redeemed within five business days.  In no event will the Fund make payment more than seven days after receipt of a redemption request.  However, payment may be postponed or the right of redemption suspended for more than seven days under unusual circumstances, such as when trading is not taking place on the New York Stock Exchange.  The Fund may also delay payment of redemption proceeds until the check used to purchase the shares to be redeemed has cleared the banking system, which may take up to 15 days from the purchase date.

Involuntary Redemption

The Fund reserves the right to redeem the shares in your account at any time if the net asset value of your account falls below $500 as the result of a redemption or transfer request.  You will be notified in writing that the value of your account is less than $500 and you will be allowed 30 days to make additional investments before the redemption is processed.

Exchanging Shares

Once payment for shares has been received (i.e., an account has been established), you may exchange some or all of your shares for Institutional Class shares of other Portfolios of the Fund.  Exchanges are made at net asset value next determined after receipt of the exchange order.

You should contact Nelnet Capital for instructions on how to exchange shares.  Exchanges will be made only after Nelnet Capital receives proper instructions in writing or by telephone for an established account.  If Nelnet Capital receives an exchange request in good order by 4:00 p.m. Eastern time on any business day, the exchange will be effective on that day.  To make an exchange you must have received a current prospectus of the Portfolio into which the exchange is being made before the exchange will be effected.

Each exchange of the shares of a Portfolio for the shares of another Portfolio is actually a sale of shares of one Portfolio and a purchase of shares in the other, which may produce a gain or loss for tax purposes.  In order to protect the Portfolio’s performance and its shareholders, the Fund discourages frequent exchange activity in response to short-term market fluctuations.  The Fund reserves the right to modify or withdraw the exchange privilege or to suspend the offering of shares in any class without notice to you if, in the Adviser’s judgment, the Portfolio would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.  The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange.

Limitations on Frequent Purchases, Redemptions and Exchanges

The Fund offers investors the ability to purchase and sell shares at any time and to switch their investments among Portfolios if their investment needs change.  However, frequent purchases, redemptions and exchanges of Portfolio shares may interfere with the Adviser’s ability to manage the Portfolio’s investments efficiently, increase the Portfolio’s transaction and administration costs and undermine the Portfolio’s performance, depending on various factors including the amount of Portfolio assets the Adviser maintains in cash or cash equivalents, the aggregate dollar amount and the frequency of trades.  If large dollar amounts are involved in exchange and redemption transactions, the Portfolio might be required to sell Portfolio securities at unfavorable times to meet redemption or exchange requests, and the Portfolio’s brokerage or administrative expenses might increase.

To address these concerns, the Fund’s board of directors adopted certain policies and procedures to detect and prevent frequent and excessive exchanges, and purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change (the “Market Timing Policy”).  We cannot guarantee that the Market Timing Policy will be sufficient to identify and deter excessive short-term trading.

The Fund has committed staff to review selectively on a periodic basis recent trading activity that may be contrary to the Fund’s market timing policy and has solicited cooperation from its financial intermediaries to assist the Fund in identifying market timing activity.  The Fund discourages short-term or frequent purchases and redemptions of Portfolio shares and will not enter into agreements permitting market timing.  If information regarding an investor’s trading activity in a Portfolio is brought to the attention of the Fund, the Adviser or Nelnet Capital and if, based on that information, the Fund, the Adviser or Nelnet Capital in its sole discretion concludes that the investor’s trading activity may be detrimental to the Portfolio as described in the Fund’s Market Timing Policy, the Fund without prior notice may reject, restrict or cancel individual transactions, or may temporarily or permanently bar future purchases into the Fund by that investor.

An investor is subject to this Market Timing Policy, whether a direct shareholder of the Fund or investing indirectly in the Fund through a financial intermediary (such as a broker-dealer, a bank, trust company, an insurance company separate account, an investment advisor or an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan) that maintains an Omnibus Account with the Fund for trading on behalf of its customers.

While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Policy with respect to customers of financial intermediaries.  For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Omnibus Accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers.  More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Policy.

Valuing Shares

A Portfolio’s net asset value per share (NAV) is the value of a single Portfolio share.  The Portfolios determine their NAV on each day the New York Stock Exchange is open for business.  The New York Stock Exchange is closed on all National Holidays and Good Friday.  The calculation is made as of the close of business of the New York Stock Exchange (currently 4:00 p.m., Eastern time) after the Portfolios have declared any applicable dividends.

The NAV for each of the Portfolios is determined by dividing the value of the securities owned by the Portfolio plus any cash and other assets less all liabilities by the number of Portfolio shares outstanding.

Net Asset Value =

     Total Assets – Liabilities

Number of Shares Outstanding

For the purposes of determining the aggregate net assets of the Portfolios, cash and receivables are valued at their face amounts.  Interest is recorded as accrued and dividends are recorded on the ex-dividend date.  Securities traded on a national securities exchange or on the NASDAQ Stock Market are valued at the last reported sale price prior to the time at which they are valued.

Securities traded on a national securities exchange or on the NASDAQ Stock Market for which there were no sales on that day, and securities traded on other over-the-counter markets for which market quotations are not readily available, are valued based on prices obtained from one or more brokerage firms.  Debt securities held by the Portfolios are valued using market quotations.  Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Board of Directors.  The Portfolios may utilize a pricing service, bank or broker-dealer experienced in such matters to perform any of the above-described functions.

The Board of Directors has adopted valuation procedures for the Portfolios and has delegated the day-to-day responsibility for fair value determinations to Adminisystems, Inc., as administrator for Stratus Fund, Inc.  Fair value determinations by the administrator are subject to review by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the administrator monitors the information it receives in the ordinary course of its management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Portfolio.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a securities market closes early because of a natural disaster).

If, after the close of the principal market on which a security held by Portfolio is traded and before the time as of which the Portfolio’s net asset values are calculated that day, a significant event occurs that the administrator learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the administrator will use its best judgment to determine a fair value for that security.

Dividends and Capital Gains Distributions

Each Portfolio will distribute any income as follows:

Government Securities Portfolio – dividends may be declared and paid monthly

Growth Portfolio – dividends may be declared and paid annually

If you own Portfolio shares as of the record date of the distribution, you will be entitled to receive the distribution.  Each Portfolio makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash.  To receive payment in cash, you must notify your Nelnet Capital investment executive or other broker-dealer of your election.  The taxable status of income dividends and net capital gains distributions is not affected by whether they are reinvested or paid in cash.

Tax Consequences

The Portfolios will each be treated as separate entities for federal income tax purposes.  The Fund has operated the Portfolios in a manner that qualifies them as “regulated investment companies” as defined in the Internal Revenue Code.  Provided certain distribution requirements are met, the Portfolios will not be subject to federal income tax on their net investment income and net capital gains that they distribute to their shareholders.

Shareholders subject to federal income taxation will receive taxable dividend income or capital gains, as the case may be, from distributions, whether paid in cash or received in the form of additional shares.  Promptly after the end of each calendar year, each shareholder will receive a statement of the federal income tax status of all dividends and distributions paid during the year.  An exchange of the shares of one Portfolio for shares of the other Portfolio will be treated as a sale of the shares of the first Portfolio and any gain on the transaction may be subject to federal income tax.

Shareholders of the Government Securities Portfolio may be able to exclude a portion of the dividends received from taxable income as exempt interest income under various state income tax rules.  The Government Securities Portfolio provides shareholders with the information necessary to enable them to make the determination as to whether any dividends received may be excluded from taxable income.  Shareholders should consult their tax advisers as to the extent and availability of these exclusions.

The Fund is subject to the backup withholding provisions of the Internal Revenue Code and is required to withhold income tax from dividends and redemptions paid to a shareholder if such shareholder fails to furnish the Fund with a taxpayer identification number or under certain other circumstances.  Accordingly, shareholders are urged to complete and return Form W-9 when requested to do so by the Fund.

This discussion is only a summary and relates solely to federal tax matters.  Dividends may also be subject to state and local taxation.  You are urged to consult with your personal tax advisers.

Fund Management

Investment Adviser

Union Investment Advisors, Inc., 6801 S. 27th, P.O. Box 82535, Lincoln, Nebraska 68501 serves as investment adviser to the Fund.  The Adviser provides the Portfolios with advice and assistance in the selection and disposition of the Portfolios’ investments and has been a registered investment adviser since 2001.

Pursuant to the terms of an investment advisory agreement, subject to the supervision and direction of the Board, Union Investment Advisors is responsible for managing each Portfolio in accordance with the Portfolio’s stated investment objective and policies.  Union Investment Advisors is responsible for providing investment advisory services as well as conducting a continual program of investment, valuation and, if appropriate, sale and reinvestment of the Portfolios’ assets.

Under the investment advisory agreement, Union Investment Advisors is entitled to investment advisory fees equal to the following percentage of each Portfolio’s average daily net assets on an annualized basis:

Portfolio	Investment Advisory Fee
Government Securities Portfolio	0.50%
Growth Portfolio	0.75%

A discussion regarding the basis for the board of directors approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders.

Portfolio Managers

    Growth Portfolio

Ryan Sailer, CFA, is Investment Officer of Union Investment Advisors, has been affiliated with Union Investment Advisers since March 2007 and is Vice President at Union Bank & Trust.  He has been affiliated with Union Bank and Trust Company since 2002.  Mr. Sailer is responsible for management of the Growth Fund.  Prior to joining Union Bank, Mr. Sailer was a Research Analyst/Investment Strategist for Kirkpatrick Pettis.  Mr. Sailer earned a B.S. Degree in Business Administration from Creighton University and holds the Chartered Financial Analyst (CFA) professional designation.

    Government Securities Portfolio

Mark E. Portz, CFA, is President of Union Investment Advisors and President of Nelnet Capital, LLC.  Mr. Portz is responsible for management of the Government Securities Portfolio.  He has been affiliated with Union Investment Advisors since May 2001 and Union Bank and Trust Company since 2000.  Prior to joining Union Bank and Trust Company, Mr. Portz was involved in capital market activities at BancOne Capital Markets and Alex Brown & Sons.  He earned a B.S. Degree in Business Administration from the University of Nebraska – Lincoln and holds the Chartered Financial Analyst (CFA) professional designation.

Further information about the Portfolio managers’ compensation, other accounts managed by the Portfolio managers and ownership of Portfolio securities by the Portfolio managers is included in our Statement of Additional Information.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of each of the Portfolios for the past five fiscal years.  Certain information reflects financial results for a single Portfolio share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, are included in the annual report, which is available upon request.

FINANCIAL HIGHLIGHTS

Government Securities Portfolio  - Institutional Class Shares

Years ended June 30, 2011, 2010, 2009, 2008 and 2007

	2011	2010	2009	2008	2007
Net asset value:

Beginning of period	$ 10.58	$ 10.28	$ 10.02	$ 9.70	$ 9.61
Income from investment operations
Net investment income	0.29	0.30	0.29	0.37	0.35
Net realized and unrealized gain (loss) on investments	(0.01)	0.29	0.28	0.32	0.09
Total income (loss) from investment operations	0.28	0.59	0.57	0.69	0.44
Less distributions from net investment income	(0.29)	(0.29)	(0.31)	(0.37)	(0.35)
Total distributions	(0.29)	(0.29)	(0.31)	(0.37)	(0.35)
End of period	$ 10.57	$ 10.58	$ 10.28	$ 10.02	$ 9.70

Total return:	2.67%	5.88%	5.76%	7.25%	4.62%

Ratios/Supplemental data:

Net assets, end of period (000's)	$ 56,406	$ 56,901	$ 53,364	$ 51,132	$ 48,390
Ratio of expenses to average net assets	0.94%	0.92%	0.87%	0.88%	0.91%
Ratio of net income to average net assets	2.76%	2.88%	2.96%	3.76%	3.60%
Portfolio turnover rate	6.96%	18.44%	17.54%	22.14%	11.02%

Per share amounts calculated on average shares outstanding

FINANCIAL HIGHLIGHTS

Growth Portfolio  - Institutional Class Shares

Years ended June 30, 2011, 2010, 2009, 2008 and 2007

	2011	2010	2009	2008	2007
Net asset value:

Beginning of period	$ 12.30	$ 11.19	$ 15.20	$ 18.03	$ 16.55
Income from investment operations
Net investment income (loss)	0.11	0.08	0.11	0.10	0.07
Net realized and unrealized gain (loss) on investments	2.94	1.12	(3.90)	(1.46)	1.84
Total income (loss) from investment operations	3.05	1.20	(3.79)	(1.36)	1.91
Less distributions:
Dividends from net investment income	(0.08)	(0.09)	(0.14)	(0.08)	(0.05)
Distribution from capital gains	(0.00)	(0.00)	(0.08)	(1.39)	(0.38)
Total distributions	(0.08)	(0.09)	(0.22)	(1.47)	(0.43)
End of period	$ 15.27	$ 12.30	$ 11.19	$ 15.20	$ 18.03

Total return:	24.84%	10.62%	(24.87%)	(8.32%)	11.80%

Ratios/Supplemental data:

Net assets, end of period (000's)	$ 60,640	$ 49,527	$ 47,023	$ 61,209	$ 66,681
Ratio of expenses to average net assets	1.18%	1.18%	1.16%	1.12%	1.15%
Ratio of net income (loss) to average net assets	0.73%	0.59%	0.97%	0.62%	0.39%
Portfolio turnover rate	29.56%	36.68%	23.09%	35.42%	41.50%

Per share amounts calculated on average shares outstanding

Stratus Fund

Institutional Class Shares

You can obtain more information about each Portfolio without charge through the following:

Statement of Additional Information (SAI)

The SAI dated October 31, 2011, includes detailed information about the Stratus Fund Portfolios.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

Additional information about each Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders.  In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each Portfolio during its last fiscal year.  The reports also contain detailed financial information about the Portfolios.

To obtain more information:

The SAI and annual and semi-annual reports for the Portfolios are available, without charge, upon request.

By Telephone:

Call (888) 769-2362

By Mail:                        Stratus Fund, Inc.

6811 South 27th Street

PO Box 82535

Lincoln, Nebraska 68501-2535

You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about Stratus Fund, from the EDGAR Database on the SEC’s website (http://www.sec.gov).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request sent to: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  The Fund does not maintain an Internet Web site.

SEC No. 811-6259

STATEMENT OF ADDITIONAL INFORMATION

STRATUS FUND, INC.

GOVERNMENT SECURITIES PORTFOLIO
Institutional Class – STGSX
Retail Class A – STGAX

GROWTH PORTFOLIO
Institutional Class – STPGX
Retail Class A - STWAX

October 31, 2011

This Statement of Additional Information is not a prospectus.  This Statement of Additional Information relates to the Prospectuses for the Institutional Class shares and Retail Class A shares of the Government Securities Portfolio and the Growth Portfolio of Stratus Fund, Inc. (the “Fund”) dated October 31, 2011.  A copy of the Prospectuses may be obtained from the Fund by written request delivered to P.O. Box 82535 Lincoln, Nebraska, 68501-2535, or by calling (888) 769-2362.  Financial statements for the Fund contained in its Annual Report to Shareholders dated June 30, 2011 are incorporated by reference into this Statement of Additional Information.  The Annual Report is available without charge upon request made by calling the toll free telephone number provided above.

Page

Introduction

1

Fund History

1

Additional Information About The Portfolios’ Investment Objectives,

Policies And Risks

1

Investment Objectives and Policies

1

Special Investment Methods and Related Risks

1

Other Permitted Investments and Related Risks

4

Investment Limitations

5

Portfolio Turnover

6

Disclosure of Portfolio Holdings

6

Management of the Fund

7

Directors and Executive Officers

7

Audit Committee

11

Investment Advisory and Other Services

11

General

11

Investment Advisory Agreement

11

Advisory Fees

12

Distributor

12

Administrator

13

Custodian

13

Counsel

13

Independent Registered Public Accounting Firm

13

Portfolio Managers

14

Code Of Ethics

15

Proxy Voting Policies and Procedures

15

Portfolio Transactions and Brokerage Allocations

15

Capital Stock

17

Voting Rights

17

Shareholders Meetings

17

Principal Holders of Securities

18

Redemption of Shares and Exchanges Between Classes

19

Redemption

19

Exchanges Between Classes

19

Tax Status

19

Calculations of Performance Data

20

Financial Statements

21

APPENDIX A – Proxy Policies and Procedures

A-1

i

Introduction

This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the investment portfolios of the Fund.  The prospectus is intended to describe to prospective investors the principal investment strategies of and principal risks associated with investing in the Portfolios.  This Statement of Additional Information expands on the information provided to you in the Prospectus and contains additional information that does not appear in the Prospectus because it does not involve a principal strategy or risk.

Fund History

Stratus Fund, Inc. (the “Fund”) is a Minnesota corporation formed in 1990 that operates as a diversified, open-end, management investment company, commonly called a mutual fund.  The Fund has divided the shares of its capital stock into separate categories that are referred to as portfolios, each of which is operated as a separate diversified, open-end management investment company having its own investment objectives and policies.  This Statement of Additional Information relates to the Retail Class A shares and Institutional Class shares of the Government Securities Portfolio and the Growth Portfolio (the “Portfolios”).

Additional Information About The Portfolios’ Investment
Objectives, Policies And Risks

Investment Objectives and Policies

The Fund is an open-ended, diversified, management investment company.  The investment objectives and the principal investment policies of the Portfolios are described in the Prospectuses.  Further information on the investment policies and limitations of the Portfolios are described below.

Special Investment Methods and Related Risks

The Portfolios may invest in U.S. Government Securities, repurchase agreements, convertible securities, options for hedging purposes, special situations and money market instruments.  Descriptions of such securities, and the inherent risks of investing in such securities, are set forth below.

U.S. Government Securities

The Government Securities Portfolio may invest in U.S. Government Securities which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  Obligations issued by the U.S. Treasury include Treasury Bills, Notes and Bonds which differ from each other mainly in their interest rates and the length of their maturity at original issue.  Treasury Bills have a maturity of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities greater than ten years.  Treasury Securities are backed by the full faith and credit of the U.S. Government.

The obligations of U.S. Government agencies or instrumentalities are guaranteed or backed in a variety of ways by the U.S. Government, its agencies or instrumentalities.  Some of these obligations, such as Government National Mortgage Association mortgage-related securities and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U.S. Treasury.  Obligations of the Farmers Home Administration are also backed by the issuer’s right to borrow from the U.S. Treasury.  Obligations of Federal Home Loan Banks and the Farmers Home Administration are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities.  Obligations of Federal Home Loan Banks, the Farmers Home Administration, Federal Farm Credit Banks, the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are backed by the credit of the agency or instrumentality issuing the obligations.  The Secretary of the Treasury is authorized to purchase notes, bonds or other securities issued by Fannie Mae and Freddie Mac.  In September, 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Authority to manage their daily operations.  In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for preferred stock.

As with all fixed income securities, various market forces influence the value of U.S. Government Securities.  There is an inverse relationship between the market value of such securities and yield.  As interest rates rise, the value of the securities falls; conversely, as interest rates fall, the market value of such securities rises.

Repurchase Agreements

The Government Securities Portfolio and Growth Portfolio may enter into repurchase agreements for U.S. Government Securities.  A repurchase agreement involves the purchase by a Portfolio of U.S. Government Securities with the condition that after a stated period of time (usually seven days or less) the original seller will buy back the same securities (“collateral”) at a predetermined price or yield.  Repurchase agreements involve certain risks not associated with direct investments in securities.  In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the Portfolio will seek to sell the collateral, which action could involve costs or delays.  In such case, the Portfolio’s ability to dispose of the collateral to recover such investment may be restricted or delayed.  While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, a Portfolio would suffer a loss.

Options Transactions

The Growth Portfolio may purchase put options, solely for hedging purposes, in order to protect portfolio holdings in an underlying security against a substantial decline in the market value of such holdings (“protective puts”).  Such protection is provided during the life of the put because the Portfolio may sell the underlying security at the put exercise price, regardless of a decline in the underlying security’s market price.  Any loss to the Portfolio is limited to the premium paid for, and transaction costs paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price.  However, if the market price of such security increases, the profit a Portfolio realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

The Growth Portfolio may also purchase call options solely for the purpose of hedging against an increase in prices of securities that the Portfolio ultimately wants to buy.  Such protection is provided during the life of the call option because the Portfolio may buy the underlying security at the call exercise price regardless of any increase in the underlying security’s market price.  In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.  By using call options in this manner, a Portfolio will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

The Growth Portfolio may only purchase exchange-traded put and call options.  Exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation.  Exchange-traded options have a continuous liquid market while other options may not.

Use of options in hedging strategies is intended to protect performance, but can result in poorer performance than without hedging with options if the Adviser is incorrect in its forecasts of the direction of stock prices.  Normally, the Portfolio will only invest in options to protect existing positions and as a result, will normally invest no more than 10% of the Portfolio’s assets in options.

Convertible Securities

The Growth Portfolio may invest in convertible securities.  Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer’s underlying common shares at the option of the holder during a specified time period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, or a combination of the features of these securities.  The investment characteristics of convertible securities vary widely, allowing convertible securities to be employed for different investment objectives.  Convertible securities held by the Growth Portfolio will be treated as common stocks for asset allocation purposes.

2

Convertible bonds and convertible preferred stocks are fixed income securities entitling the holder to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege.  They are senior securities, and, therefore, have a claim to assets of the issuer prior to the common stock in the case of liquidation.  However, convertible securities are generally subordinated to non-convertible securities of the same company.  The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

As with all fixed income securities, various market forces influence the market value of convertible securities, including changes in the prevailing level of interest rates.  As the level of interest rates increases, the market value of convertible securities tends to decline and, conversely, as interest rates decline, the market value of convertible securities tends to increase.  The unique investment characteristic of convertible securities (the right to exchange for the issuer’s common stock) causes the market value of the convertible securities to increase when the value of the underlying common stock increases.  However, because security prices fluctuate, there can be no assurance of capital appreciation.  Most convertible securities will not reflect as much capital appreciation as their underlying common stocks.  When the underlying common stock is experiencing a decline, the value of the convertible security tends to decline to a level approximating the yield-to-maturity basis of straight non-convertible debt of similar quality, often called “investment value,” and may not experience the same decline as the underlying common stock.

Most convertible securities sell at a premium over their conversion values (i.e., the number of shares of common stock to be received upon conversion multiplied by the current market price of the stock).  This premium represents the price investors are willing to pay for the privilege of purchasing a fixed income security with a possibility of capital appreciation due to the conversion privilege.  If this appreciation potential is not realized, the premium may not be recovered.

Special Situations

The Growth Portfolio may periodically invest in special situations.  A special situation arises when, in the opinion of the Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the stock market as a whole.  Developments creating special situations might involve, among others, the following:  “workouts” such as liquidations, reorganizations, recapitalizations or mergers; material litigation; technological breakthroughs; and new management or management policies.  Special situations involve a different type of risk than is inherent in ordinary investment securities; that is, a risk involving the likelihood or timing of specific events rather than general economic market or industry risks.  As with any securities transaction, investment in special situations involves the risk of decline or total loss of the value of the investment.  However, the Adviser will not invest in special situations unless, in its judgment, the risk involved is reasonable in light of the Portfolio’s investment objective, the amount to be invested and the expected investment results.

Money Market Instruments

The Government Securities Portfolio and Growth Portfolio may invest in money market instruments which include:

(i)    U.S. Treasury Bills;

(ii)   U.S. Treasury Notes with maturities of 18 months or less;

(iii)   U.S. Government Securities subject to repurchase agreements;

(iv)  Obligations of domestic branches of U.S. banks (including certificates of deposit and bankers’ acceptances with maturities of 18 months or less) which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $10,000,000 and obligations of other

3

banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation (“FDIC”);

(v)   Commercial paper which at the date of investment is rated A-1 by S&P or P-1 by Moody’s or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody’s;

(vi)   Short-term (maturing in one year or less) corporate obligations which at the date of investment are rated AA or better by S&P or Aa or better by Moody’s; and

(vii)   Shares of no-load money market mutual funds (subject to the ownership restrictions of the Investment Company Act of 1940).  See “Other Permitted Investments and Related Risks” in this Statement of Additional Information.

The Growth Portfolio invests in money market instruments only for cash management purposes and for temporary defensive purposes.

Investment by a Portfolio in shares of a money market mutual fund indirectly results in the investor paying not only the advisory fee and related fees charged by the Portfolio, but also the advisory fees and related fees charged by the adviser and other entities providing services to the money market mutual fund.

Other Permitted Investments and Related Risks

Although the Adviser for the Fund does not currently intend to do so, each Portfolio may make the following investments.

Securities of Other Investment Companies.  Each Portfolio may invest in securities issued by other investment companies to the extent permitted by the Investment Company Act of 1940.

Futures Contracts and Options on Futures Contracts.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  A Portfolio may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument.  A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

Stock index futures are futures contracts for various stock indices that are traded on registered securities exchanges.  A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

There are risks associated with these activities, including the following:  (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Portfolio and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and futures options.

Illiquid Securities – Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio’s books.  An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations (or maturities) over 7 days in length.  Not more than 15% of a Portfolio’s total assets may be invested in illiquid securities.  If as a result of changed circumstances, more than 15%

4

of a Portfolio’s total assets are invested in illiquid securities, the Adviser will take such action as it deems necessary in such manner as to avoid adverse consequences to the Portfolio.

Short Sales – Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities.  To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement.  In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities.  The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A Portfolio may only sell securities short “against the box.”  A short sale is “against the box” if, at all times during which the short position is open, the Portfolio owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

A Portfolio may also maintain short positions in forward currency exchange transactions, which involve the Portfolio’s agreeing to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Portfolio has contracted to receive in the exchange.  To ensure that any short position of a Portfolio is not used to achieve leverage, a Portfolio establishes with its custodian a segregated account consisting of cash or liquid, high grade debt securities equal to the fluctuating market value of the currency as to which any short position is being maintained.

Investment Limitations

The Fund has adopted a number of investment policies and restrictions for the Portfolios, some of which can be changed by the Board of Directors.  Others may be changed only by the holders of a majority of the outstanding shares of each Portfolio and include the following:

Without shareholder approval, each of the Portfolios may not:

1.

invest 25% or more of its total assets in any one industry (this restriction does not apply to securities of the U.S. Government or its agencies, and instrumentalities and repurchase agreements relating thereto; however, utility companies, gas, electric, telephone, telegraph, satellite, and microwave communications companies are considered as separate industries);

2.

with respect to 75% of the value of the total assets of the Portfolio, invest more than 5% of the market value of its total assets in the securities of any one issuer, other than obligations of or guaranteed by the U.S. Government or any of its agencies or instrumentalities, except that each Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

3.

purchase the securities of any issuer if such purchase would cause more than 5% of the voting securities, or more than 10% of the securities of any class of such issuer, to be held by the Portfolio, except that a Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

4.

invest in companies for the purpose of exercising control or influencing management;

5.

purchase or sell real estate, commodities or interests in oil, gas or other mineral exploration or development programs;

5

6.

make short sales of securities or purchase securities on margin, except that a Portfolio (a) may obtain such short-term credit as is necessary for the clearance of purchases and sales of securities, (b) may make margin payments in connection with transactions in financial futures contracts and options thereon, and (c) may make short sales of securities if at all times when a short position is open it owns at least an equal amount of such securities or owns securities comparable to or exchangeable for at least an equal amount of such securities;

7.

underwrite securities of other issuers;

8.

purchase or sell commodity contracts, except that a Portfolio may, as appropriate and consistent with its investment policies and other investment restrictions, for hedging purposes, write, purchase or sell options (including puts, calls and combinations thereof), write covered call options, enter into futures contracts on securities, securities indices and currencies, options on such futures contracts, forward foreign currency exchange contracts and forward commitments;

9.

make loans to other persons other than by purchasing part of an issue of debt obligations; a Portfolio may, however, invest up to 10% of its total assets, taken at market value at time of purchase, in repurchase agreements maturing in not more than seven days;

10.

borrow money, except to meet extraordinary or emergency needs for funds, and then only from banks in amounts not exceeding 10% of its total assets, nor purchase securities at any time borrowings exceed 5% of its total assets; or

11.

mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned by the respective Portfolio except as may be necessary in connection with borrowings as described in (10) above and then securities mortgaged, hypothecated or pledged may not exceed 5% of the respective Portfolio’s total assets taken at market value.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.  The foregoing investment restrictions, as well as all investment objectives and those policies designated by the Fund as fundamental policies, may not be changed without the approval of a “majority” of a Portfolio’s shares outstanding, defined as the lesser of:  (a) 67% of the votes cast at a meeting of shareholders for a Portfolio at which more than 50% of the shares are represented in person or by proxy, or (b) a majority of the outstanding voting shares of that Portfolio.  These provisions apply to each Portfolio if the action proposed to be taken affects that Portfolio.

Portfolio Turnover

The portfolio turnover rate for each of the Portfolios is calculated by dividing the lesser of a Portfolio’s purchases or sales of securities for the year by the monthly average value of the securities.  The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.  The portfolio turnover rate may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemption of shares.  The portfolio turnover rate for the Growth Portfolio was 29.56%  for the Fund’s fiscal year ended June 30, 2011.  The portfolio turnover rate for the Government Securities Portfolio was 6.96% for the Fund’s fiscal year ended June 30, 2011.  Significant portfolio turnover results in increased brokerage and other costs and can result in shareholders receiving distributions of capital gains that are subject to taxation.  Portfolio turnover will not be a limiting factor in making investment decisions.

Disclosure of Portfolio Holdings

The Fund has adopted policies and procedures concerning the dissemination by the Fund or its service providers of information about the portfolio securities holdings of the Fund (the Disclosure Policy).  The policies

6

and procedures are designed to assure the dissemination of non-public information about portfolio securities is distributed solely for legitimate business purposes.

It is the policy of the Fund to protect the confidentiality of the holdings of its investment portfolios and prevent the selective disclosure of non-public information about the Fund's portfolio holdings.  The Fund and each service provider must adhere to the Disclosure Policy.  If portfolio holdings are released pursuant to an ongoing arrangement with any party, there must be a legitimate business purpose for doing so, and neither the Fund, nor its affiliates, may receive any compensation in connection with an arrangement to make available information about the portfolio holdings of the Fund.

No information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party except as provided in the Disclosure Policy.  Information concerning the portfolio holdings of the Fund shall be considered confidential information under the Codes of Ethics adopted by the Fund’s service providers, and personnel of the Fund’s service providers shall be prohibited from executing securities trades based on such information.

The Fund, or its duly authorized service providers, may publicly disclose portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission.  The Fund, or its duly authorized service providers, may disclose portfolio holdings information that is otherwise publicly available.

There are numerous mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services, and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc.  These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers.  In order to facilitate the review of the Fund by these services and departments, the Fund may distribute (or authorize their service providers to distribute) portfolio holdings to such services and departments before their public disclosure is required or authorized as discussed in the section above provided that the recipient signs a written confidentiality agreement.

Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed in accordance with the Disclosure Policy.

Notwithstanding anything to the contrary, the Fund’s Board or Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policy.  The Disclosure Policy may not be waived, or exceptions be made, without the consent of the Fund’s Chief Compliance Officer.  Any such waiver or exception must be based on a determination that such disclosure is in the best interest of the Fund.  Any such waiver or exception shall be reported to the Fund’s board of directors at its next quarterly meeting.

Each violation of the Disclosure Policy must be reported to the Fund’s Chief Compliance Officer.  If the Chief Compliance Officer, in the exercise of her duties, deems that such violation constitutes a material compliance matter, she shall report it to the Fund’s Board, as required by SEC rules.

Management of the Fund

Directors and Executive Officers

The Fund is governed by a Board of Directors which is responsible for protecting the interests of the Fund’s shareholders.  The Directors are experienced executives who meet periodically throughout the year to oversee the Fund’s activities, review its performance, and review the actions of the Adviser.   The directors set broad policies for the Fund; select the investment adviser; monitor Fund operations, regulatory compliance, performance and costs, and elect Fund officers.  The Chairman of the Board of Directors is not an interested person of the Fund.

7

The directors play an active role in overseeing risk management for the Fund.  The Fund has developed and adopted a compliance program which seeks to identify and assess risks faced by the Fund in the operation of the Portfolios.  The Fund’s chief compliance officer regularly provides reports on the compliance program to the directors in writing and in person.  The directors also oversee risk management for the Fund through regular interactions with the Fund’s independent auditors.

The names, addresses and principal occupations during the past five years of the directors and executive officers of the Fund are given below:

Directors Who Are Not Interested Persons of the Fund

Name, Address and Age	Director Since	Position Held With Fund	Principal Occupation During Last Five Years	Other Directorships
Thomas C. Smith (66) 1225 “L” Street Suite 200 Lincoln, Nebraska 68508	1993	Director

Chairman and Chief Executive Officer, SMITH HAYES Financial Services Corporation Lincoln, Nebraska.  The Board believes that Mr. Smith’s many years of experience in the financial services industry, including his service as chief executive officer of a registered broker-dealer and as president of a registered investment adviser, benefits the Fund.

				None
R. Paul Hoff (76) 2543 Bluff Road Seward, Nebraska 68434	1993	Director

Retired.  Prior to retirement, Dr. Hoff practiced medicine and owned and managed a professional office with twenty employees.  He has been an owner and director of a bank and has served on various advisory boards at the University of Nebraska Medical School.  The Board believes that Dr. Hoff’s experience benefits the Fund.

				None
Edson L. Bridges III (53) 8401 W. Dodge Road, #256 Omaha, Nebraska 68114	1993	Director

Vice President and Director of Bridges Investment Counsel Inc. (registered investment adviser).  The Board believes that Mr. Bridges’ experience as an officer and director of a registered investment adviser benefits the Fund.

				Director, Bridges Investment Fund, Inc.
James J. DeMars (67) P.O. Box 81607 Lincoln, Nebraska 68501	2004	Director

Counsel, DeMars, Gordon, Olson & Zalewski (law firm).  The Board believes that Mr. DeMars’ many years of practice as a lawyer, as well as his experience serving on boards of directors of civic enterprises and charitable organizations, benefits the Fund.

				None

Directors Who Are Interested Persons of the Fund

Name, Address and Age	Director Since	Position(s) Held With Fund	Principal Occupation During Last Five Years	Other Directorships
Jon Gross (42)* 6801 S. 27th Street Lincoln, Nebraska 68501	2004	President and Chief Executive Officer

Senior Vice President, Union Bank and Trust Company; Chief Executive Officer, Adminisystems, Inc.; Chairman and Chief Executive Officer, Union Investment Advisors, Inc.; Director, Nelnet Capital, LLC.  The Board believes that Mr. Gross’ experience in the financial service industry, including service as an officer and director of the Fund’s investment adviser and distributor, benefits the Fund.

				None

______________________________

*

Mr. Gross is considered an interested person of the Fund because he is an officer and director of the adviser to, and director of the principal underwriter of, the Fund.

Executive Officers

Name, Address and Age	Officer Since	Position(s) Held With Fund	Principal Occupation During Last Five Years
Jon Gross (42)* 6801 S. 27th Street Lincoln, Nebraska 68501	2003	President and Chief Executive Officer	Senior Vice President, Union Bank and Trust Company; Chief Executive Officer, Adminisystems, Inc.; Chairman and Chief Executive Officer, Union Investment Advisors, Inc.; Director, Nelnet Capital, LLC.
Jeffrey Jewell (39)	2003	Vice President and Chief Financial Officer	Vice President, Union Bank and Trust Company; Vice President, Adminisystems, Inc.
Tanya Lebsock (42)	2003	Secretary and Chief Compliance Officer	Assistant Vice President, Union Bank and Trust Company; Chief Compliance Officer, Union Investment Advisors, Inc.

The following table represents the compensation amounts received for services as a director of the Fund for the year ended June 30, 2011:

COMPENSATION TABLE

Name of Person, Position	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Paid to Directors
Jon Gross, President and Director	$0	$0	$0	$0
Thomas C. Smith, Director	$13,500	$0	$0	$13,500
R. Paul Hoff, Director	$13,500	$0	$0	$13,500
Edson L. Bridges III, Director	$13,500	$0	$0	$13,500
James J. DeMars, Director	$10,000	$0	$0	$10,000

DIRECTOR OWNERSHIP OF PORTFOLIO SHARES

Ownership of shares of the Portfolios by directors of the Fund as of December 31,  2010 is shown below.

Name of Director	Portfolio	Dollar Range of Shares Held
Jon Gross	Growth Portfolio Government Securities Portfolio	$10,000 to $50,000 $10,000 to $50,000
Thomas C. Smith	None	None
R. Paul Hoff	Growth Portfolio Government Securities Portfolio	$50,001 to $100,000 $10,000 to $50,000
Edson L. Bridges III	None	None
James J. DeMars	Growth Portfolio	$50,001 to $100,000

Audit Committee

The Fund has an audit committee that is responsible for the appointment and oversight of the Fund’s independent registered public accounting firm, overseeing the accounting and financial reporting process of the Fund and audits of the financial statements of the Fund, and pre-approving permissible non-audit services that are provided to the Fund by its independent auditors.  The audit committee is comprised of Messrs.  Hoff, Bridges and

10

Smith who are all independent directors, and was formed in March 2003.  During the fiscal year ended June 30, 2011 , the audit committee met three times.

Investment Advisory and Other Services

General

Union Investment Advisors, Inc., 6801 S. 27th Street, P.O. Box 82535, Lincoln, NE 68501 acts as the investment adviser (the “Adviser”) to the Portfolios.  Adminisystems, Inc. acts as the administrator (“Administrator”) for the Fund and Nelnet Capital, LLC (“Nelnet Capital”), acts as the Fund’s distributor (“Distributor”).  Nelnet Capital acts as the Fund’s distributor pursuant to an Underwriting Agreement under which Nelnet Capital agrees to publicly distribute the Fund’s shares continuously.  Nelnet Capital’s address is 6811 S. 27th Street, Lincoln, Nebraska 68512.

Investment Advisory Agreement

Union Investment Advisors, Inc. acts as the Adviser to the Portfolios.  Union Investment Advisors is controlled by and is a subsidiary of Farmers & Merchants Investments, Inc., a Nebraska bank holding company.  Jon Gross is a director and president and chief executive officer of the Fund, and Chairman and CEO of the Adviser.  Tanya Lebsock is secretary and chief compliance officer of the Fund and chief compliance officer of the Adviser.

At a special meeting of shareholders held on February 26, 2004, the shareholders of each Portfolio approved an investment advisory agreement between the Fund, acting on behalf of each Portfolio, and the Adviser.  Under the terms of the investment advisory agreement, subject to the supervision and direction of the Board, the Adviser is responsible for managing each Portfolio in accordance with the Portfolio’s stated investment objectives and policies, and for providing a continual program of investment valuation and, if appropriate, sale and reinvestment of each Portfolio’s assets.

The investment advisory agreement had an initial term of two years and continues annually thereafter, so long as it is approved by a majority of the Directors of the Fund, including a majority of the Independent Directors.  The investment advisory agreement is terminable at any time on 60 days written notice without penalty by the Directors, by vote of a majority of the outstanding shares of a Portfolio, or upon 90 days written notice, by the Adviser.  The agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

Advisory Fees

Under the investment advisory agreement, the Government Securities Portfolio and Growth Portfolio pay the Adviser a monthly advisory fee equal on an annual basis to 0.50% and 0.75%, respectively, of their daily average net assets.

For the years ended June 30, 2011, 2010 and 2009 the Fund paid the Adviser the following amounts for advisory services:

	2011	2010	2009
Government Securities Portfolio	$281,115	$275,855	$258,507
Growth Portfolio	$433,235	$404,671	$362,255

Distributor

The Distributor provides underwriting services to the Fund pursuant to the terms of an Underwriting and Distribution Agreement dated October 31, 2002 (the “Underwriting Agreement”).  Jon Gross is a director and president and chief executive officer of the Fund and is a director of the Distributor.

11

Pursuant to the Underwriting Agreement, the Distributor is obligated to offer shares of the Portfolios for sale on a continuous basis at all times when such shares are available for sale.  In return for services provided under the Underwriting Agreement, the Distributor is entitled to receive the sales load charged in connection with the sale of any Portfolio shares and to be reimbursed for expenses incurred in providing such services.

Class A shares of the Portfolios are offered for sale to the public at NAV plus the applicable sales charge.  The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Portfolio and the amount retained by the Distributor for the fiscal years ended June 30, 2011, 2010 and 2009.

	Year Ended June 30, 2011		Year Ended June 30, 2010		Year Ended June 30, 2009
	Sales Charge	Amount Retained	Sales Charge	Amount Retained	Sales Charge	Amount Retained
Government Securities Portfolio	$0	$0	$0	$0	$0	$0
Growth Portfolio	$0	$0	$0	$0	$0	$0

The Distributor may reallow to dealers selling Portfolio shares a portion of the sales charge collected by the Distributor in connection with those sales.  The table below shows the maximum amounts of such reallowances expressed as a percentage of the offering price of each Portfolio’s Class A shares.

Portfolio	Reallowance as a Percentage of Offering Price
Government Securities Portfolio	2.75%
Growth Portfolio	4.00%

Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to certain investment professionals, who might then be deemed to be “underwriters” under the Securities Act of 1933, as amended.

Administrator

Adminisystems, Inc., has been retained as the Fund’s administrator, transfer agent and dividend paying agent under a Transfer Agent and Administrative Services Agreement with the Fund.  The Administrator provides, or contracts with others to provide, all necessary office facilities, bookkeeping and recordkeeping services, dividend disbursing services and share transfer services for the Fund.  The Administrator is entitled to receive an administration fee, computed and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Portfolio.  The Administrator is a wholly-owned subsidiary of Farmers & Merchants Investments, Inc. and is an affiliate of the Adviser.  The address of the Administrator is 6811 S.  27th Street, Lincoln, Nebraska 68512.

The Portfolios paid the Administrator the following fees pursuant to the Administration Agreement for the fiscal years ended June 30, 2011, 2010 and 2009.

	2011	2010	2009
Government Securities Portfolio	$140,558	$137,933	$129,253
Growth Portfolio	$144,412	$134,890	$120,752

The Administrator may enter into Sub-Administration Agreements with various banks and financial institutions pursuant to which such banks and financial institutions will provide subaccounting and other shareholder services to their customers who invest in the Portfolios.  These Sub-Administration Agreements will provide for the

12

payment of a fee of up to 0.15% of average daily net assets of the Portfolios represented by shares held by the banks.  Banks may reimburse customer accounts for such fees if required by local trust laws.

Custodian

The Fund’s Custodian is Union Bank and Trust Company (“Union Bank”).  Under the Custodian Agreement, Union Bank holds all cash and securities of the Fund’s various Portfolios through its trust department and effects transactions in the Fund’s securities and cash only upon written instruction from the Fund’s authorized persons.  The Government Securities Portfolio and the Growth Portfolio pay no Custodian fees.  The address of the Custodian is 6811 S. 27th Street, Lincoln, Nebraska  68512.

Counsel

Ballard Spahr LLP serves as counsel to the Fund.

Independent Registered Public Accounting Firm

The Board of Directors, including all disinterested directors, unanimously approved the appointment of Deloitte & Touche LLP, 1601 Dodge Street, Suite 3100, Omaha, NE  68102 as the Fund’s independent registered public accounting firm.

Portfolio Managers

Ryan Sailer, CFA, is an Investment Officer of Union Investment Advisors, has been affiliated with Union Investment Advisors since March 2007 and is Vice President at Union Bank & Trust.  He has been affiliated with Union Bank and Trust Company since 2002.  Mr. Sailer is responsible for management of the Growth Fund.  Prior to joining Union Bank, Mr. Sailer was a Research Analyst/Investment Strategist for Kirkpatrick Pettis.  Mr. Sailer earned a B.S. Degree in Business Administration from Creighton University and holds the Chartered Financial Analyst (CFA) professional designation.

Mark E.  Portz, CFA, is President of Union Investment Advisors and President of Nelnet Capital, LLC.  Mr. Portz is responsible for management of the Government Securities Portfolio.  He has been affiliated with Union Investment Advisors since May 2001 and Union Bank and Trust Company (“Union Bank”) since 2000.  Prior to joining Union Bank, Mr. Portz was involved in capital market activities at BancOne Capital Markets and Alex Brown & Sons.  He earned a B.S. Degree in Business Administration from the University of Nebraska – Lincoln and holds the Chartered Financial Analyst (CFA) professional designation.

Other Accounts Managed

The Portfolio Managers are dual employees of the Adviser and Union Bank and Trust Company, Lincoln, Nebraska.  In addition to managing the Portfolios, the Portfolio Managers also manage other investment portfolios and other accounts held in the trust department of Union Bank and Trust Company.  The following table provides information regarding the other portfolios and accounts managed by the Portfolio Managers as of June 30, 2011 .

	Number of Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed*	Number of Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed*	Other Accounts Managed	Total Assets in Other Accounts Managed*

Ryan Sailer	1	$60.8	0	0	184	$158
Mark E. Portz	1	$58.4	0	0	20	$582

*Amounts in millions.

13

None of the accounts set out above managed by either Mr. Sailer or Mr. Portz have performance-based advisory fees.

As indicated above, the Portfolio Managers also manage other investment accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objective and strategies of the other accounts are the same as, or different from, the Fund’s investment objectives and strategies.  For example, a Portfolio Manager may need to allocate investment opportunities between the Fund and another account having similar objectives or strategies, or he may need to execute transactions for another account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by a Portfolio Manager have the same management fee.  If the adviser fee structure of another account is more advantageous to the Adviser than the fee structure of the Fund, the Portfolio Manager could have an incentive to favor the other account.  However, the Adviser’s compliance procedures and Code of Ethics recognize the Portfolio Manager’s fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another.  It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.  At different times, the Fund’s Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or may manage funds or accounts with different investment objectives and strategies.

Compensation of Portfolio Managers

Mr. Sailer is compensated with a fixed salary plus a bonus.  The bonus is not tied specifically to the Fund’s performance, but instead is tied to the overall profitability of Union Bank, as well as his successful execution of all duties as assigned.  Mr. Portz is compensated with a fixed salary plus a bonus.  The bonus is not tied specifically to the Fund’s performance.  The compensation of the portfolio managers described above was in effect on June 30, 2011, and is reviewed annually.

Ownership of Fund Shares

As of June 30, 2011 , Mr. Sailer beneficially owned shares in the Growth Portfolio worth between $10,001 – $50,000, and shares in the Government Securities Portfolio worth between $1-$10,000 .  Mr. Portz beneficially owned shares in the Growth Portfolio worth between  $50,001-$100,000, and shares in the Government Securities Portfolio worth between  $1-$10,000.

Code Of Ethics

The Fund, the Adviser and the Distributor have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors and officers of the Fund, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Portfolios or obtain information pertaining to such purchase or sale, and certain other employees.  The Codes of Ethics are intended to prohibit conflicts of interest with the Fund that may arise from personal trading.  Personal trading, including personal trading involving securities that may be purchased or held by a Portfolio, is permitted by persons covered under the relevant Code subject to certain restrictions.  However, those persons are generally required to pre-clear all security transactions with the compliance officer or her designee and to report all transactions on a regular basis.

Proxy Voting Policies and Procedures

The Board of Directors of the Fund has delegated responsibility for decisions regarding proxy voting for securities the Portfolios hold to the Adviser.  The Adviser will vote such proxies in accordance with proxy policies and procedures, which the Board of Directors has reviewed, and which are attached to this Statement of Additional Information as Appendix A.  Any material changes to the proxy policies and procedures will be submitted to the Board of Directors of the Fund for approval.  Information regarding how the Fund voted proxies relating to the Portfolios’ securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling (888) 769-2362 and on the Securities and Exchange Commission website at http://www.sec.gov.

Portfolio Transactions and Brokerage Allocations

14

The Adviser is responsible for decisions to buy and sell securities for the Portfolios, the selection of broker-dealers to effect the transactions and the negotiation of brokerage commissions, if any.  In placing orders for securities transactions, the primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission (if any) and considering the state of the market at the time.

When consistent with these objectives, business may be placed with broker-dealers who furnish investment research or services to the Adviser.  Such research or services, which are referred to as “soft dollar products,” include the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities or purchasers or sellers of securities; as well as analysis and reports concerning issues, companies, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Portfolios.  The Adviser faces a potential conflict of interest when it uses client trades to obtain soft dollar products.  This potential conflict arises because the Adviser is able to use the soft dollar products to manage its client accounts without paying cash for the soft dollar products, which reduces the Adviser’s expenses.  Certain accounts managed by the Adviser may generate brokerage commissions used to obtain soft dollar products that ultimately benefit other Adviser managed accounts or accounts managed by affiliates of the Adviser.  This cross-subsidization can occur in two ways.  First, fixed income funds do not normally generate brokerage commissions that can be used to obtain soft dollar products.  Thus, the commissions used to obtain soft dollar products that may be used in the management of fixed income funds like the Stratus Government Securities Portfolio are generated entirely by trades for equity funds like the Stratus Fund Growth Portfolio and other equity accounts managed by the Adviser.  Second, commissions generated by transactions for the Stratus Growth Portfolio are used to obtain soft dollar products that benefit other equity accounts managed by affiliates of the Adviser.  This type of cross-subsidization occurs in both directions.  Commissions generated by transactions for equity accounts managed by affiliates of the Adviser are used to obtain soft dollar products that benefit the Portfolios.

The Adviser does not maintain any “formula” which must be followed in connection with the placement of transactions.  However, from time to time, the Adviser may elect to use certain brokers to execute transactions in order to encourage them to provide research services which the Adviser anticipates will be useful.  The Adviser will authorize the Fund to pay an amount of commission for effecting a securities transaction for a Portfolio in excess of the amount of commission another broker-dealer would have charged only if the Adviser determines, in good faith, that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the accounts as to which it exercises investment discretion.

Portfolio transactions may be effected through the Distributor.  In determining the commissions to be paid to the Distributor, it is the policy of the Fund that such commissions, will, in the judgment of the Adviser, subject to review by the Board of Directors, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time, and (b) at least as favorable as commissions contemporaneously charged by the Distributor on comparable transactions for its most favored comparable unaffiliated customers.  While the Fund does not deem it practicable and in the best interest of the Fund to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

All transactions will be effected pursuant to the Fund’s Guidelines Regarding Payment of Brokerage Commissions to Affiliated Persons adopted by the Board of Directors including a majority of the noninterested directors pursuant to Rule 17e-1 under the Investment Company Act of 1940.

15

During the fiscal years ended June 30, 2011, 2010 and 2009, the Fund incurred brokerage commissions in the following amounts:

	2011	2010	2009
Growth Portfolio	$41,632	$48,352	$36,167

The Fund did not pay any brokerage commissions with respect to the Government Securities Portfolio during such fiscal years.

Nelnet Capital was paid brokerage commissions in the amount of $10,430 during the fiscal year ended June 30, 2011.  Nelnet Capital was paid 25.05% of the aggregate brokerage commissions paid in the fiscal year ended June 30, 2011.  The remaining brokerage commissions were paid to 6 other unaffiliated broker dealers.  Of the aggregate dollar amount of transactions involving payment of commissions, 37.82% were effected through Nelnet Capital in the fiscal year ended June 30, 2011.  It is the Fund’s intent that brokerage transactions executed through Nelnet Capital will be effected pursuant to the Fund’s Guidelines Regarding Payment of Brokerage Commissions to Affiliated Persons adopted by the Board of Directors, including a majority of the noninterested directors pursuant to Rule 17e -1 under the Investment Company Act of 1940.

Capital Stock

The Fund is authorized to issue a total of one billion shares of capital stock, with a par value of $.001 per share.  The Fund has divided the shares of its capital stock into separate categories of common stock designated as the Government Securities Portfolio and the Growth Portfolio shares.  Pursuant to Articles of Amendment dated as of May 22, 2000, the Fund has designated 10 million shares to the Institutional Class of the Government Securities Portfolio and 20 million shares to the Institutional Class of the Growth Portfolio and to the Retail Class A class of each Portfolio.  The Board of Directors is empowered under the Fund’s Articles of Incorporation to issue other Portfolios or classes of shares of the Fund’s common stock without shareholder approval or to designate additional authorized but unissued shares for issuance by one or more existing Portfolios.

Shares of the Fund are redeemable at their net asset value at the option of the shareholder, or at the option of the Fund in certain circumstances.

The Fund allocates money it receives from the issue and sale of shares of a Portfolio to that Portfolio, and the assets of each Portfolio are segregated on the Fund’s books of account.  All income, earnings and profits on a Portfolio’s investment securities are credited to the Portfolio, and each Portfolio is charged with expense attributable to it.  Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, and is entitled to such dividends and distributions out of the income belonging to such Portfolio as are declared by the Board.

Each class of a Portfolio’s shares represents an interest in that Portfolio’s investments.  Differing sales charges and expenses will result in differing net asset values and dividends and distributions for the different classes of shares.  Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Portfolio allowable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

All shares, when issued, will be fully paid and nonassessable.  They can be issued as full or fractional shares.  A fractional share has pro rata the same rights and privileges as a full share.  The shares possess no preemptive or conversion rights.  Shareholders of the Portfolios do not have the right to demand or require the Fund to issue share certificates and share certificates are not issued.

Voting Rights

Each share of the Portfolios has one vote (with proportionate voting for fractional shares) irrespective of the relative net asset value of the Fund’s shares.  On some issues, such as the election of directors, all shares of the

16

Fund, irrespective of Portfolio, vote together as one series.  Cumulative voting is not authorized.  This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and, in such event, the holders of the remaining shares will be unable to elect any directors.

On an issue affecting only one Portfolio or only one class of shares of a Portfolio, the shares of the Portfolio or class vote as a separate series.  Examples of such issues would be proposals to change the Investment Advisory Agreement or change a fundamental investment restriction pertaining to only one Portfolio.  In voting on the Investment Advisory Agreement or proposals affecting only one Portfolio, approval of such an agreement or proposal by the shareholders of one Portfolio would make that agreement effective as to that Portfolio whether or not the agreement or proposal had been approved by the shareholders of the Fund’s other Portfolios.

Shareholders Meetings

The Fund does not intend to hold annual or periodically scheduled regular meetings of shareholders unless it is required to do so.  Minnesota corporation law requires only that the Board of Directors convene shareholder meetings when it deems appropriate.  However, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of the Fund may demand a regular meeting of shareholders by written notice given to the chief executive officer or chief financial officer of the Fund.  Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 90 days after receipt of the demand, all at the expense of the Fund.

In addition, the 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for all investment advisory contracts and amendments thereto, and for approval and all amendments to Rule 12b-1 distribution plans.  Finally, the Fund’s Articles of Incorporation provide that shareholders also have the right to remove Directors upon two-thirds vote of the outstanding shares and may call a meeting to remove a Director upon the application of 10% or more of the outstanding shares.  The Fund is obligated to facilitate shareholder communications in this situation if certain conditions are met.

Principal Holders of Securities

UBATCO & Co. as nominee of Union Bank & Trust Company, owned of record, without voting rights the number and percentage of the outstanding shares of the Portfolios as of June 30,  2011, as set forth below.  The following table also provides the name and address of any person who owned beneficially 5% or more of the outstanding shares of each Portfolio as of the same date.

Portfolio	Name & Address	Shares	% Ownership
Growth Portfolio	UBATCO & Co. 6801 S. 27th St. Lincoln, NE 68512	3,971,842	99.71%
	Including
	Crete Carrier 401(k) Plan P.O. Box 82118 Lincoln, NE 68528	648,546	16.28%
	Union Bank and Trust Company Profit Sharing & 401(k) Plan 6801 S. 27th St. Lincoln, NE 68512	534,167	13.41%
	Nelnet 401(k) Plan 121 S 13 St. Suite 301 Lincoln, NE 68508	303,042	7.61%
Portfolio	Name & Address	Shares	% Ownership
Government Securities Portfolio	UBATCO & CO 6801 S. 27th St. Lincoln, NE 68512	5,335,492	99.96%
	Including
	Crete Carrier 401(k) Plan 400 NW 56th St. Lincoln, NE 68528	1,221,997	22.89%
	Nelnet 401(k) Plan 121 S 13 St. Suite 301 Lincoln, NE 68508	653,174	12.24%
	Union Bank and Trust Company Profit Sharing & 401(k) Plan 6801 S. 27th St. Lincoln, NE 68512	408,786	7.66%

On June 30, 2011 , the Directors and officers of the Fund as a group beneficially owned less than 1% of the shares of the Growth Portfolio and of the Government Securities Portfolio.

Redemption of Shares and Exchanges Between Classes

Redemption

Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Portfolios of securities owned by them is not reasonably practicable, or it is not reasonably practicable for the Portfolios fairly to determine the value of their net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

Exchanges Between Classes

An exchange between Retail Class A shares and the Institutional Class shares of a Portfolio is generally not permitted.  However, exchanges between the classes will be permitted if a Retail Class A shareholder becomes eligible to purchase Institutional Class shares.  For example, a Retail Class A shareholder may establish a trust account that is eligible to purchase shares of the Institutional Class.  In this case, an exchange will be permitted between the Retail Class A class of a Portfolio and the Institutional Class of the same Portfolio at net asset value, without the imposition of a sales charge, fee or other charge.  An exchange from the Institutional Class of a Portfolio to the Retail Class A class of that Portfolio will occur automatically when an Institutional Class shareholder becomes ineligible to invest in the Institutional Class, at net asset value and without the imposition of a sales load, fee or other charge.  The Fund will provide at least thirty days’ notice of any such exchange.  After the exchange, the exchanged shares will be subject to all fees applicable to the Retail Class A shares.  The Fund reserves the right to require you to complete an application or other documentation in connection with the exchange.

18

Tax Status

The Fund has qualified and intends to continue to qualify its Portfolios as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) so as to be relieved of federal income tax on its capital gains and net investment income distributed to shareholders.  To qualify as a regulated investment company, a Portfolio must, among other things, receive at least 90% of its gross income each year from dividends, interest, gains from the sale or other disposition of securities and certain other types of income including, with certain exceptions, income from options and futures contracts.  The Code also requires a regulated investment company to diversify its holdings.

The Code requires that all regulated investment companies pay a nondeductible 4% excise tax to the extent the regulated investment company does not distribute 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end.  The required distributions are based only on the taxable income of a regulated investment company.

Ordinarily, distributions and redemption proceeds earned by a Portfolio shareholder are not subject to withholding of federal income tax.  However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may be required to withhold federal income tax (“backup withholding”) from all dividend, capital gain and redemption payments to such shareholder.  Dividends and capital gain distributions may also be subject to backup withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to backup withholding due to the underreporting of certain income.  These certifications are contained in the purchase application enclosed with the Prospectus.

Calculations of Performance Data

From time to time the Fund may quote the yield for the Portfolios in advertisements or in reports and other communications to shareholders.  For this purpose, yield is calculated by dividing a Portfolio’s net investment income per share for the base period which is 30 days or one month, by the Portfolio’s maximum offering purchase price on the last day of the period and annualizing the result.  The Portfolio’s net investment income changes in response to fluctuations in interest rates and in the expenses of the Portfolio.  Consequently, any given quotation should not be considered as representative of what the Portfolio’s yield may be for any specified period in the future.

Yield information may be useful in reviewing a Portfolio’s performance and for providing a basis for comparison with other investment alternatives.  However, a Portfolio’s yield will fluctuate, unlike other investments which pay a fixed yield for a stated period of time.  Current yield should be considered together with fluctuations in the Portfolio’s net asset value over the period for which yield has been calculated, which, when combined, will indicate a Portfolio’s total return to shareholders for that period.  Other investment companies may calculate yields on a different basis.  In addition, investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

Investors should recognize that in periods of declining interest rates a bond portfolio’s yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, such portfolio’s yield will tend to be somewhat lower.  Also, when interest rates are falling, the inflow of net new money to a bond Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of such portfolio’s holdings, thereby reducing the current yield of such Portfolio.  In periods of rising interest rates, the opposite can be expected to occur.  The Fund may also quote the indices of bond prices and yields prepared by Lehman Brothers and Merrill Lynch, leading broker-dealer firms.  These indices are not managed for any investment goal.  Their composition may, however, be changed from time to time.

The yields of the Portfolio for the 30-day period ended June 30,  2011 were:

	Institutional Class Shares	Retail Class A Shares
Government Securities Portfolio	0.35%	0.34%
Growth Portfolio	0.90%	0.86%

In connection with the quotations of yields in advertisements described above, the Fund may also provide average annual total returns from the date of inception for one, five and ten-year periods if applicable.  Total return is a calculation which equates an initial amount invested to the ending redeemable value at a specified time.  It assumes the reinvestment of all dividends and capital gains distributions.  Average total return will be the average of the total returns for each year in the period.  The Portfolios may also provide a total return figure for the most recent calendar quarter prior to the publication of the advertisement.

The average annual total returns of the Retail Class A shares of the Portfolios for the one year, five years and ten years ended June 30,  2011 are as follows:

	One Year	Five Years	Ten Years
Return before taxes
Growth Portfolio	24.84%	1.27%	2.25%
Government Securities Portfolio	2.65%	5.24%	3.98%
Return after taxes on distributions
Growth Portfolio	24.59%	0.71%	1.97%
Government Securities Portfolio	1.68%	4.07%	2.76%
Return after taxes on distributions and sale of portfolio shares
Growth Portfolio	20.90%	0.60%	1.69%
Government Securities Portfolio	1.43%	3.50%	2.39%

The average annual total returns of the Institutional shares of the Portfolios for the one year, five years and ten years ended June 30, 2011 are as follows:

	One Year	Five Years	Ten Years
Return before taxes
Growth Portfolio	24.84%	1.24%	2.29%
Government Securities Portfolio	2.67%	5.22%	4.05%
Return after taxes on distributions
Growth Portfolio	24.60%	0.68%	2.01%
Government Securities Portfolio	1.69%	4.06%	2.81%
Return after taxes on distributions and sale of portfolio shares
Growth Portfolio	20.91%	0.58%	1.73%
Government Securities Portfolio	1.44%	3.49%	2.43%

Financial Statements

The Fund hereby incorporates by reference the Portfolios’ audited financial statements including the report of independent registered public accounting firm, and the related information contained in the Fund’s Annual Report for the fiscal year ended June 30, 2011 .  The Fund’s Annual Report is available upon request to the Fund without charge.

20

APPENDIX A

UNION INVESTMENT ADVISORS, INC.
PROXY POLICIES AND PROCEDURES FOR

STRATUS FUND, INC.

(Dated September 22, 2008)

A.

Proxy Policies

Stratus Fund Inc. (“the Fund”) has the fiduciary obligation to make the economic best interests of fund shareholders the sole consideration when voting proxies of companies held in the Fund. As the Fund’s Advisor, Union Investment Advisors, is entrusted with the duty of voting proxies on behalf of Fund shareholders and shall follow the proxy policies and procedures hereby set forth for the Fund.

As a general rule, the Fund will vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders or reduce the value of shareholders’ investments. At the same time, the Fund believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company’s board of directors, and the Fund portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes will be cast in accordance with the recommendations of the company’s board of directors, and we do not currently expect that trend to change. Although the Fund’s proxy voting policies are stated below, the Fund considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

It is the Fund’s understanding that UIA utilizes the services of an independent, third party proxy service vendor and that the vendor follows the same general guidelines described above, applying the following proxy voting policies under most circumstances.

I.

Boards of Directors

A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit and compensation committees, should be completely independent.

There are some actions by directors that should result in votes being withheld. Some of these instances would include directors who:

(a)

Are not independent directors and sit on the board’s audit or compensation committee;

•

Exhibit systematically poor attendance at board and committee meetings without a valid excuse;

•

Enacted egregious corporate governance policies or failed to replace management as appropriate;

•

Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

•

Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

•

Long-term financial performance of the target company relative to its industry;

•

Management’s track record;

•

Portfolio manager’s assessment;

•

Qualifications of director nominees (both slates);

•

Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

•

Background to the proxy contest.

•

II.

Independent Auditors

A company should limit its relationship with its auditors to the audit engagement and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company’s auditors unless:

•

It is not clear that the auditors will be able to fulfill their function;

•

There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•

The auditors have a significant professional or personal relationship with the issuer that compromises the auditors’ independence.

•

III.

Compensation Programs

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features.

•

We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

•

We will generally support the use of employee stock purchase plans to increase company stock ownership by employees.

•

We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.

•

IV.

Corporate Matters

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.

•

We will vote for merger and acquisition proposals that we feel, based upon a review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable

2

prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

•

We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

•

We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.

•

We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

•

We will generally vote for annual election of all directors and against classified boards.

•

V.

Shareholder Proposals and Shareholder Rights

Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. Shareholder proposals are reviewed on a case-by-case basis, giving careful consideration to such factors as: the proposal’s impact on the company’s short-term and long-term share value, its effect on the company’s reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company’s overall corporate governance provisions and the reasonableness of the request.

•

We will generally abstain from shareholder social and environmental proposals.

•

We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.

•

We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

•

We will generally vote for proposals to lower barriers to shareholder action.

•

VI.

Other

•

We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

•

We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

•

We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interests of advisory clients.

The Fund’s proxy policies, and the procedures noted below, may be amended from time to time.

3

B.

Third Party Review

The Fund shall consider its fiduciary responsibility to shareholders when addressing proxy issues and ensure that votes are cast accordingly.

In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Company’s Board of Directors.

•

Other than by voting proxies and participating in creditors’ committees, the Fund   shall not engage in conduct that involves an attempt to change or influence the control of a company.

•

The Fund will not publicly announce its voting intentions and the reasons therefore.

•

The Fund shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

•

All communications regarding proxy issues shall be for the sole purpose of expressing and discussing the Fund’s concerns for its shareholders interests and not for an attempt to influence or control management.

C.

Restrictions Affecting Voting

If a country’s laws allow a company in that country to block the sale of the company’s shares by a shareholder in advance of a shareholder meeting, the Fund will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause the Fund to refrain from voting. Although the Fund considers proxy voting to be an important shareholder right, the Fund will not impede a portfolio manager’s ability to trade in a stock in order to vote at a shareholder meeting.

D.

Conflicts of Interest

Potential conflicts of interest may include situations where the Fund or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm the Fund’s relationship with the company.  Utilization of an independent third party by the Fund’s Advisor allows for the avoidance of even the appearance of impropriety, as the independent third party will not take the Fund’s relationship with the company into account, and will vote the company’s proxies in the best interests of Fund shareholders, in accordance with these proxy policies and procedures.

E.

Recordkeeping

The Fund maintains the following records:

•

A copy of the Fund’s Proxy Voting Policy and Procedures;

•

Proxy statements received portfolio securities (this may be satisfied by relying on the SEC EDGAR system, available at www.sec.gov, or a third party if the party undertakes to provide a copy promptly on request);

4

•

A record of each vote cast (this may be satisfied by relying on a third party to make and retain, on behalf of the Fund, a record of the vote cast, provided that the third party undertakes to provide a copy promptly upon request);

•

A copy of any document created by the Fund that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision;

•

Each written client request for proxy voting records and the adviser’s written response to any (written or oral) client request for such records.

Proxy voting books and records must be maintained in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the Fund’s office.

F.

Compliance Monitoring

The purpose of these proxy voting policy and procedures is to ensure that UIA fulfills their responsibility to their client, Stratus Fund, Inc. in connection with the voting of proxies. UIA views the voting of proxies as an integral part of their investment management responsibility. The general principle of this Proxy Voting Policy is to vote any beneficial interest in an equity security prudently and solely in the best long-term economic interest of the Stratus Fund, Inc. shareholders considering all relevant factors and without undue influence from individuals or groups who  may have an economic interest in the outcome of a proxy vote. As such, UIA utilizes the services of an independent, third party proxy service vendor that follows the general proxy voting policies as described above.  Compliance will periodically monitor the voting policy guidelines to the actual voting records of the securities held by Stratus Fund, Inc. At least annually, proxy voting records will be reviewed for any inconsistencies with the Proxy Voting Policy; any discrepancies will be reported to the Stratus Board of Directors. Services from the proxy service vendor will be periodically reviewed by UIA and Stratus Fund, Inc. management.

5

PART C

OTHER INFORMATION

Item 23.

Exhibits

Exhibit No.

Description

(a)

(i)

Articles of Incorporation of New Horizon Fund, Inc., dated October 26, 1990, were filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995, and are hereby incorporated by reference.

(ii)

Articles of Amendment to the Articles of Incorporation of the New Horizon Fund, Inc., changing the name of the corporation to Apex Fund, Inc., dated as of November 7, 1990, were filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995, and are hereby incorporated by reference.

(iii)

Articles of Amendment to the Articles of Incorporation of Apex Fund, Inc., changing the name of the corporation to Stratus Fund, Inc., dated as of January 15, 1991, were filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995, and are hereby incorporated by reference.

(iv)

Articles of Amendment to the Articles of Incorporation of Stratus Fund, Inc., dated April 28, 1994, were filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995, and are hereby incorporated by reference.

(v)

Amended and Restated Articles of Incorporation of Stratus Fund, Inc. dated December 6, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 17 on October 29, 1998, and are hereby incorporated by reference.

(vi)

Articles of Amendment of Stratus Fund, Inc. dated as of May 22, 2000 were filed electronically as an Exhibit to Post-Effective Amendment No. 20 on October 31, 2000, and are hereby incorporated by reference.

(b)

Bylaws of Stratus Fund, Inc., as amended, dated as of January 15, 1991, were filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995, and are hereby incorporated by reference.

(c)

None

(d)

Investment Advisory Agreement between Union Investment Advisors and Stratus Fund dated as of September 15, 2003, was filed electronically as an Exhibit to Post-Effective Amendment No. 23 on October 30, 2003, and is hereby incorporated by reference.

6

(e)

Underwriting and Distribution Agreement between Stratus Fund Inc., and UFS Securities, LLC (now known as Nelnet Capital, LLC), dated October 31, 2002, was filed electronically as an Exhibit to Post-Effective Amendment No. 22 on October 31, 2002, and is hereby incorporated by reference.

(f)

None

(g)

(i)

Custodian Agreement between Stratus Fund, Inc. and Union Bank and Trust Company, Lincoln, Nebraska, dated May 1, 1994, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995 and is hereby incorporated by reference.

(ii)

Amendment of Custodian Agreement between Stratus Fund, Inc. and Union Bank and Trust Company, Lincoln, Nebraska, dated July 18, 2005, was filed electronically as an Exhibit to Post-Effective Amendment No. 32 on August 27, 2010 and is hereby incorporated by reference.

(h)

(i)

Transfer Agent and Administrative Services Agreement between Stratus Fund, Inc., and Lancaster Administrative Services, Inc., dated July 1, 1999, was filed electronically as an Exhibit to Post-Effective Amendment No. 18 on August 27, 1999, and is hereby incorporated by reference.

(ii)*

First Amendment to Transfer Agent and Administrative Services Agreement between Stratus Fund, Inc. and Adminisystems, Inc., dated July 29, 2011 is filed herewith.

(i)

(i)

Opinion and Consent of Messrs. Cline, Williams, Wright, Johnson & Oldfather dated May 10, 1991 were filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995, and are hereby incorporated by reference.

(ii)

Opinion of Ballard Spahr Andres & Ingersoll LLP with respect to Retail Class A shares of each Portfolio dated October 31, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on October 31, 1997 and is hereby incorporated by reference.

(iii)

Consent of Ballard Spahr Andrews & Ingersoll LLP dated October 28, 2011, is filed herewith electronically.

(j)

Consent of Deloitte & Touche LLP dated October 28, 2011, is filed herewith electronically.

(k)

None

(l)

Revised Subscription Agreement of Initial Stockholder dated May 3, 1991, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 25, 1995, and is hereby incorporated by reference.

7

(m)

None

(n)

Multiple Class Plan of Stratus Fund, Inc., adopted pursuant to Rule 18f-3 under the 1940 Act was filed electronically as an Exhibit to Post-Effective Amendment No. 16 on October 31, 1997 and is hereby incorporated by reference.

(o)

Reserved

(p)

(i)

Stratus Fund, Inc. Code of Ethics dated as of September, 2007, was filed as an Exhibit to Post-Effective Amendment No. 29 on October 31, 2007, and is hereby incorporated by reference.

(ii)

Union Investment Advisors, Inc. Code of Ethics dated as of September, 2008 was filed as an Exhibit to Post-Effective Amendment No. 32 on August 27, 2010 and is hereby incorporated by reference.

(iii)

Nelnet Capital, LLC, Code of Ethics dated as of June, 2006, was filed electronically as an Exhibit to Post-Effective Amendment No. 28 on October 27, 2006, and is hereby incorporated by reference.

_________________

*  Filed Herewith

Item 24.

Persons Controlled by or under Common Control with Registrant

N/A

Item 25.

Indemnification

Section 302A.521 of the Minnesota Business Corporation Act requires indemnification of officers and directors of the Registrant under circumstances set forth herein.  Reference is made to Article 9 of the Amended and Restated Articles of Incorporation (Exhibit (a)(v)), Article XIII of the Bylaws of Registrant (Exhibit (b) hereto), to Section 10 of the Underwriting Agreement (Exhibit (e)) and to Section 8 of the Transfer Agent and Administrative Services Agreement (Exhibit (h)) for additional indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable.  In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

8

Item 26.

Business and Other Connections of Investment Adviser

Union Investment Advisors has not engaged in any other business of a substantial nature during the last two fiscal years.  Each officer and director of Union Investment Advisors listed below also serves as an officer or employee of Union Bank and Trust Company, 6801 S. 27th Street, Lincoln, Nebraska  68512.

Name of Director and Officer	Positions with Adviser	Other Substantial Business Past Two Years
Jon C. Gross	Chairman/CEO	Banking
Mark Portz	President	Banking
Thomas R. Sullivan	Vice President	Banking
Tanya Lebsock	Chief Compliance Officer	Banking
Ryan M. Sailer	Investment Officer	Banking

Item 27.

Principal Underwriters

(a)

Nelnet Capital, LLC, does not act as principal underwriter, depositor or investment adviser for any other investment company.

9

(b)

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Mark Portz 6811 S. 27th St. Lincoln, NE 68512	Managing Member	n/a
Jon C. Gross 6811 S. 27th St. Lincoln, NE 68512	Director	Director, President and Chief Executive Officer
Chad Melcher 6811 S. 27th St. Lincoln, NE 68512	FINOP	n/a
Chuck Norris 6811 S. 27th St. Lincoln, NE 68512	Chairman/Managing Member	n/a
Paul Shockley 999 18th St., Suite 425 Denver, CO 80202	Director	n/a
Tammy Engle 6811 S. 27th St. Lincoln, NE 68512	Chief Compliance Officer/Principal	n/a

(c)

Not applicable.

Item 28.

Location of Accounts and Records

All required accounts, books and records will be maintained by Tanya Lebsock, 6811 S. 27th, Lincoln, Nebraska  68512.

Item 29.

Management Services

Not applicable.

Item 30.

Undertakings

Not applicable.

10

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act the Fund certifies that it meets all of the requirements of effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf and by the undersigned, thereto duly authorized, in the City of Lincoln, State of Nebraska, on the 28th day of October, 2011.

STRATUS FUND, INC.

By /s/ Jon C. Gross

     Jon C. Gross, President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities indicated:

Signatures	Title	Date
/s/ Jon C. Gross Jon C. Gross	Director, President, Chief Executive Officer (Principal Executive Officer)	October 28, 2011
/s/ Jeffrey Jewell Jeffrey Jewell	Vice President, Chief Financial Officer, Treasurer (Principal Financial Officer and Principal Accounting Officer)	October 28, 2011
/s/ R. Paul Hoff R. Paul Hoff	Director	October 28, 2011
/s/ Edson L. Bridges Edson L. Bridges	Director	October 28, 2011
/s/ Thomas C. Smith Thomas C. Smith	Director	October 28, 2011
/s/ James DeMars James DeMars	Director	October 28, 2011

11

INDEX TO EXHIBITS

EXHIBIT NUMBER	DESCRIPTION

(h)(ii)	First Amendment to Transfer Agent and Administrative Services Agreement

(i)(iii)	Consent of Ballard Spahr LLP

(j)	Consent of Deloitte & Touche LLP

12